-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2011

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103          Richmond, Virginia          23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            -------------------------

Date of reporting period:       April 30, 2009
                            -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                             TFS MARKET NEUTRAL FUND

                               TFS SMALL CAP FUND


--------------------------------------------------------------------------------
                              each a series of the
                          TFS Capital Investment Trust
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 April 30, 2009
                                   (Unaudited)


                      [LOGO OMITTED] TFS
                                     Capital(R)


           For more information or assistance in opening an account,
                      please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================

June 15, 2009

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the period ended April 30, 2009. On behalf of the investment adviser, TFS Capital LLC ("TFS"), I'd like to thank you for your investment.

TFS is pleased to announce that TFSMX's strong performance earned it the 2009 Lipper Award in the Equity Market Neutral category. This marks the 2nd consecutive year that TFSMX has won this award. The Lipper award is presented to the fund in the category with the best 3-year return ending December 31, 2008. For this period, TFSMX was ranked #1 out of 27 funds.1

TFSMX recently filed a prospectus supplement indicating that it will implement a "soft close" under which, with limited exceptions, the Fund will no longer sell shares to new investors. The effective date for the "soft close" is close of business June 30, 2009. The intent of the "soft close" is to slow the growth of TFSMX. TFS believes that this action will assist the portfolio management team in its effort to maintain TFSMX's high standard of performance. For more information, please refer to the prospectus supplement which is available at www.TFSCapital.com. It is notable that TFSMX may continue to grow after the "soft close" and TFS may recommend to the Board of Trustees that further restrictions be implemented. TFSSX and the two private partnerships managed by TFS will remain open for new investors.

Although TFSMX is undergoing a "soft close," this action does not mean that TFS intends to reduce its capital allocation to strategy research and development. Rather, we continue to invest heavily in ongoing research and expect to spend more on research in 2009 than in any prior year. For example, TFS has recently hired two senior quantitative analysts to further supplement the portfolio management team's research capabilities.

Below are performance highlights for the Funds.

TFS MARKET NEUTRAL FUND (TICKER: TFSMX)

Average Annual Total Returns (for periods ended April 30, 2009):

--------------------------------------------------------------------------------
                                                                 Since Inception
                                  1 year            3 years         (9/7/2004)
--------------------------------------------------------------------------------
TFS Market Neutral Fund            -5.50%             6.42%            8.38%
S&P 500 Index                     -35.31%           -10.76%           -3.30%
--------------------------------------------------------------------------------

TFSMX's performance compares favorably to the overall U.S. equity market as measured by the S&P 500 Index. From inception through April 30, 2009, TFSMX generated an 8.38% average annual return and had an annualized standard deviation of 8.98%, whereas the S&P 500 Index generated a -3.30% average annual return and had an annualized standard deviation of 24.02%. Therefore, from inception through April 30, 2009, TFSMX produced an average annual return that was 11.68 percentage points above that of the S&P 500 Index while subjecting investors to only 37.4% of the volatility.

TFS SMALL CAP FUND (TICKER: TFSSX)

Average Annual Total Returns (for periods ended April 30, 2009)

--------------------------------------------------------------------------------
                                                                 Since Inception
                                  1 year           3 years          (3/7/2006)
--------------------------------------------------------------------------------
TFS Small Cap Fund                -21.42%            -6.60%           -4.18%
Russell 2000(R) Index             -30.74%           -12.72%          -10.46%
--------------------------------------------------------------------------------

As evidenced by the return figures above, TFSSX has continued to achieve its objective of outperforming the Russell 2000(R) Index. In fact, the Fund now has over a 3-year track record and, since inception, has achieved an average annual return that is 6.28 percentage points higher than that of the Russell 2000(R) Index. As of the end of March 2009, the trailing 3-year return placed TFSSX in the top 10% of its category for both Lipper and Morningstar.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

1   TFSMX was ranked #28 out of 46 funds using its 1-year return.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FEE WAIVERS HAVE POSITIVELY IMPACTED EACH FUND'S PERFORMANCE OVER THE RELEVANT PERIODS AND WITHOUT SUCH WAIVERS, FUND PERFORMANCE WOULD HAVE BEEN LOWER. FOR EACH FUND'S CURRENT EXPENSE RATIO INFORMATION PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES INCLUDED IN THIS REPORT. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.TFSCAPITAL.COM.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectus contains this and other important information. To obtain a copy of the TFS Funds' prospectus please visit www.TFSCapital.com or call 1-888-534-2001 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The TFS Funds are distributed by Ultimus Fund Distributors, LLC.

--------------------------------------------------------------------------------
                                  Gross             Net           Adj. Net
                                 Expense          Expense          Expense
                                  Ratio            Ratio            Ratio
--------------------------------------------------------------------------------
TFS Market Neutral Fund           4.60%            4.55%            2.49%
TFS Small Cap Fund                4.40%            0.88%              N/A
--------------------------------------------------------------------------------

The expense ratios are based on the fiscal periods ended October 31, 2008. TFS has contractually agreed to reduce its management fees and to absorb operating expenses (for the life of each Fund) to the extent necessary to limit the annual ordinary operating expenses to an amount not exceeding 2.50% of the TFS Market Neutral Fund's average daily net assets and to an amount not exceeding 1.75% of the Small Cap Fund's average daily net assets. The 2.50% cap for the Market Neutral Fund does not include dividend expenses, borrowing costs and brokerage expense on securities sold short which totaled 2.06% for the prior fiscal period. The Small Cap Fund management fee includes a potential performance fee adjustment, depending on the Small Cap Fund's performance relative to its benchmark. The expense cap for the Small Cap Fund is calculated prior to any performance fee adjustment; therefore it is possible an investor will pay an amount different than the stated 1.75%. See the current Prospectus for a more detailed discussion.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                              [BAR CHART OMITTED]

                                             TFS Market      S&P 500
                                            Neutral Fund      Index
                                            ------------     -------
           Consumer Discretionary              -8.4%           9.5%
           Consumer Staples                     0.4%          12.0%
           Energy                               2.7%          12.5%
           Financials                           0.1%          12.2%
           Health Care                         -1.2%          13.8%
           Industrials                          6.3%          10.5%
           Information Technology               7.8%          18.4%
           Materials                            5.7%           3.4%
           Telecommunication Services           0.0%           3.7%
           Utilities                            3.7%           4.0%
           Closed-End Funds                    11.7%           0.0%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

      TOP 10 LONG EQUITY POSITIONS                        TOP 10 SHORT EQUITY POSITIONS
-------------------------------------------       ----------------------------------------------
                                    % OF                                                 % OF
SECURITY DESCRIPTION             NET ASSETS       SECURITY DESCRIPTION                NET ASSETS
-------------------------------------------       ----------------------------------------------
TNS, Inc.                           0.44%         Dendreon Corporation                   0.55%
Coventry Health Care, Inc.          0.43%         MF Global Ltd.                         0.33%
Celanese Corporation - Series A     0.42%         Lamar Advertising Company - Class A    0.33%
Altas Air Worldwide Holdings, Inc.  0.41%         Group 1 Automotive, Inc.               0.32%
TeleTech Holdings, Inc.             0.40%         Blue Nile, Inc.                        0.32%
Arrow Electronics, Inc.             0.40%         Meredith Corporation                   0.31%
Bemis Company, Inc.                 0.39%         AmeriCredit Corporation                0.30%
ArcSight, Inc.                      0.39%         Cooper Tire & Rubber Company           0.30%
Manpower, Inc.                      0.39%         Savient Pharmaceuticals, Inc.          0.30%
Key Energy Services, Inc.           0.39%         Iconix Brand Group, Inc.               0.29%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                       SECTOR ALLOCATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

                                                         TFS Small
                                                          Cap Fund
                                                         ---------
              Consumer Discretionary                       12.2%
              Consumer Staples                              2.5%
              Energy                                        3.0%
              Financials                                   12.1%
              Health Care                                  10.6%
              Industrials                                  18.7%
              Information Technology                       25.3%
              Materials                                     9.2%
              Telecommunication Services                    0.7%
              Utilities                                     4.6%


                             TOP 10 EQUITY POSITIONS
              -----------------------------------------------------
                                                            % OF
               SECURITY DESCRIPTION                      NET ASSETS
              -----------------------------------------------------
              Pacific Sunwear of California, Inc.           0.95%
              TRW Automotive Holdings Corporation           0.93%
              International Paper Company                   0.89%
              Celanese Corporation - Series A               0.86%
              Fairchild Semiconductor International, Inc.   0.84%
              Avnet, Inc.                                   0.84%
              Lubrizol Corporation                          0.83%
              Jabil Circuit, Inc.                           0.83%
              Tech Data Corporation                         0.83%
              Manpower, Inc.                                0.82%

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 71.9%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.1%
   AUTO COMPONENTS -- 1.1%
      American Axle & Manufacturing Holdings, Inc. ..     24,100   $     24,100
      BorgWarner, Inc. ..............................      2,500         72,375
      Federal-Mogul Corporation (a) (b) .............    151,875      1,685,813
      Goodyear Tire & Rubber Company (The) (a) ......     64,800        712,152
      Hawk Corporation - Class A (a) (b) ............     36,421        522,641
      TRW Automotive Holdings Corporation (a) (b) ...    218,673      1,884,961
      WABCO Holdings, Inc. (b) ......................     67,436      1,078,302
                                                                   ------------
                                                                      5,980,344
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.6%
      Coinstar, Inc. (a) ............................        300         10,677
      DeVry, Inc. ...................................     31,418      1,337,150
      Hillenbrand, Inc. (b) .........................     68,289      1,241,494
      Lincoln Educational Services Corporation (a) ..      8,174        135,607
      Pre-Paid Legal Services, Inc. (a) .............     10,628        391,429
      Weight Watchers International, Inc. ...........      1,900         47,272
                                                                   ------------
                                                                      3,163,629
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE -- 1.3%
      Boyd Gaming Corporation .......................      6,000         55,140
      Burger King Holdings, Inc. ....................      6,800        111,112
      Chipotle Mexican Grill, Inc. - Class A (a) .. .      8,200        664,938
      CKE Restaurants, Inc. .........................     62,600        599,082
      Denny's Corporation (a) .......................     22,600         60,568
      DineEquity, Inc. ..............................     21,800        698,472
      Domino's Pizza, Inc. (a) ......................     50,800        479,552
      Frisch's Restaurants, Inc. ....................      1,044         26,152
      International Game Technology (b) .............     44,700        552,045
      International Speedway Corporation - Class A ..      9,669        228,962
      Interval Leisure Group, Inc. (a) ..............     74,260        594,823
      Krispy Kreme Doughnuts, Inc. (a) ..............        200            788
      Papa John's International, Inc. (a) (b) .......     30,943        821,227
      Red Lion Hotels Corporation (a) ...............      1,939          8,861
      Texas Roadhouse, Inc. (a) .....................     27,455        312,438
      Wyndham Worldwide Corporation .................    174,500      2,038,160
                                                                   ------------
                                                                      7,252,320
                                                                   ------------
   HOUSEHOLD DURABLES -- 0.7%
      Beazer Homes USA, Inc. (a) ....................     22,500         56,700
      Blyth, Inc. ...................................     10,300        454,024
      Centex Corporation ............................      4,900         53,606
      Ethan Allen Interiors, Inc. ...................        800         10,760
      Hovnanian Enterprises, Inc. - Class A (a) .....     62,300        172,571
      Jarden Corporation (a) ........................        400          8,040
      Leggett & Platt, Inc. .........................      3,000         43,080
      Lennar Corporation - Class A ..................      1,200         11,688
      Meritage Homes Corporation (a) ................     32,900        684,649
      Newell Rubbermaid, Inc. (b) ...................    139,800      1,460,910

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.1% (CONTINUED)
   HOUSEHOLD DURABLES -- 0.7% (CONTINUED)
      Standard Pacific Corporation (a) ..............      5,600   $     10,472
      Tupperware Corporation (b) ....................     40,200      1,006,206
                                                                   ------------
                                                                      3,972,706
                                                                   ------------
   INTERNET & CATALOG RETAIL -- 0.4%
      Expedia, Inc. (a) .............................      5,500         74,855
      Liberty Media Corporation - Interactive (a) (b)    357,987      1,897,331
      PetMed Express, Inc. (a) ......................        300          4,878
                                                                   ------------
                                                                      1,977,064
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.3%
      Eastman Kodak Company .........................     38,000        115,900
      Smith & Wesson Holding Corporation (a) (b) .. .    207,100      1,484,907
                                                                   ------------
                                                                      1,600,807
                                                                   ------------
   MEDIA -- 1.2%
      Ascent Media Corporation - Class A (a) ........      7,986        205,719
      Cablevision Systems Corporation ...............      3,800         65,208
      CBS Corporation - Class B .....................     20,500        144,320
      Cinemark Holdings, Inc. (b) ...................    104,948        934,037
      CTC Media, Inc. (a) (b) .......................    182,081      1,427,515
      Gannett Company, Inc. .........................     25,700        100,487
      Hearst-Argyle Television, Inc. ................     58,540        263,430
      Interactive Data Corporation (b) ..............     44,955      1,010,589
      Knology, Inc. (a) .............................     26,600        188,860
      Liberty Media Corporation - Capital Group -
         Series A (a) ...............................     92,750      1,085,175
      Marvel Entertainment, Inc. (a) ................      6,300        187,992
      Rentrak Corporation (a) .......................      1,713         16,616
      Scripps Networks Interactive, Inc. - Class A ..      1,600         43,904
      SIRIUS XM Radio, Inc. (a) .....................  1,484,400        578,025
                                                                   ------------
                                                                      6,251,877
                                                                   ------------
   MULTI-LINE RETAIL -- 0.0%
      Saks, Inc. (a) ................................     11,300         58,873
                                                                   ------------

   SPECIALTY RETAIL -- 1.1%
      Barnes & Noble, Inc. ..........................     38,922      1,016,643
      Buckle, Inc. (The) ............................     21,866        817,133
      Cato Corporation (The) - Class A ..............     24,638        473,542
      Charlotte Russe Holdings, Inc. (a) ............     32,400        406,620
      Chico's FAS, Inc. (a) .........................     35,700        272,748
      Collective Brands, Inc. (a) ...................      8,600        124,872
      Foot Locker, Inc. .............................     31,800        378,102
      Hot Topic, Inc. (a) ...........................     69,400        849,456
      Jo-Ann Stores, Inc. (a) .......................      2,500         45,800
      New York & Company, Inc. (a) ..................     50,928        295,382
      Office Depot, Inc. (a) ........................     22,400         58,016
      OfficeMax, Inc. (b) ...........................     87,200        649,640
      Pacific Sunwear of California, Inc. (a) .......    112,548        455,819
      Rex Stores Corporation (a) ....................        700          8,330
      Talbots, Inc. (The) ...........................      8,200         19,352
                                                                   ------------
                                                                      5,871,455
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.1% (CONTINUED)
   TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
      Carter's, Inc. (a) ............................      1,800   $     38,484
      Columbia Sportswear Company ...................        210          6,451
      CROCS, Inc. (a) ...............................      9,300         20,925
      Fossil, Inc. (a) ..............................      1,500         30,240
      Gildan Activewear, Inc. - Class A (a) .........      4,900         56,105
      Iconix Brand Group, Inc. (a) ..................      1,200         17,112
      Jones Apparel Group, Inc. .....................    129,400      1,195,656
      Liz Claiborne, Inc. ...........................      3,000         14,220
      Oxford Industries, Inc. .......................        700          6,818
      Quiksilver, Inc. (a) ..........................      5,000          8,250
      True Religion Apparel, Inc. (a) ...............      2,700         42,552
      Wolverine World Wide, Inc. ....................     47,216        983,510
                                                                   ------------
                                                                      2,420,323
                                                                   ------------
CONSUMER STAPLES -- 2.3%
   BEVERAGES -- 0.1%
      Central European Distribution Corporation (a) .      1,100         24,640
      Coca-Cola Bottling Company Consolidated .......      2,313        120,554
      Constellation Brands, Inc. - Class A (a) ......     31,900        369,721
                                                                   ------------
                                                                        514,915
                                                                   ------------
   FOOD & STAPLES RETAILING -- 0.3%
      BJ's Wholesale Club, Inc. (a) .................      3,800        126,692
      Ingles Markets, Inc. - Class A ................      2,818         43,989
      PriceSmart, Inc. ..............................      9,100        162,435
      SUPERVALU, Inc. ...............................     12,400        202,740
      Susser Holdings Corporation (a) ...............      4,958         71,643
      Weis Markets, Inc. (b) ........................     26,975        997,805
                                                                   ------------
                                                                      1,605,304
                                                                   ------------
   FOOD PRODUCTS -- 1.2%
      AgFeed Industries, Inc. (a) ...................     10,400         38,064
      American Dairy, Inc. (a) ......................      3,800         60,078
      B&G Foods, Inc. ...............................     38,234        233,992
      Darling International, Inc. (a) (b) ...........    242,107      1,384,852
      Del Monte Foods Company (b) ...................    228,921      1,728,353
      Fresh Del Monte Produce, Inc. (a) (b) .........     72,528      1,053,107
      J.M. Smucker Company (The) (b) ................     28,300      1,115,020
      Ralcorp Holdings, Inc. (a) ....................     12,800        731,648
      Smithfield Foods, Inc. (a) ....................     11,900        102,816
      Tyson Foods, Inc. - Class A ...................      5,500         57,970
                                                                   ------------
                                                                      6,505,900
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 0.0%
      Oil-Dri Corporation of America (b) ............        500          8,070
                                                                   ------------

   PERSONAL PRODUCTS -- 0.7%
      American Oriental Bioengineering, Inc. (a) .. .      2,200          9,328
      Bare Escentuals, Inc. (a) .....................     71,295        660,192
      Herbalife Ltd. (b) ............................     55,346      1,096,958
      NBTY, Inc. (a) ................................      3,600         93,276
      Nu Skin Enterprises, Inc. - Class A ...........     70,550        904,451

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.3% (CONTINUED)
   PERSONAL PRODUCTS -- 0.7% (CONTINUED)
      Nutraceutical International Corporation (a) ...     10,171   $     83,605
      Prestige Brands Holdings, Inc. (a) (b) ........    153,600        992,256
      Schiff Nutrition International, Inc. (a) ......      2,941         14,117
                                                                   ------------
                                                                      3,854,183
                                                                   ------------
   TOBACCO -- 0.0%
      Alliance One International, Inc. (a) ..........     39,692        148,845
      Star Scientific, Inc. (a) .....................     31,000        152,520
                                                                   ------------
                                                                        301,365
                                                                   ------------
ENERGY -- 4.1%
   ENERGY EQUIPMENT & SERVICES -- 1.9%
      Complete Production Services, Inc. (a) ........     93,980        627,786
      Dresser-Rand Group, Inc. (a) (b) ..............     31,800        783,234
      ENGlobal Corporation (a) ......................      9,700         55,969
      Global Industries Ltd. (a) ....................      1,400          9,058
      Gulf Island Fabrication, Inc. (b) .............     40,606        525,442
      Gulfmark Offshore, Inc. (a) ...................     22,178        596,145
      Helix Energy Solutions Group, Inc. (a) ........      4,100         37,269
      Hercules Offshore, Inc. (a) ...................    405,400      1,297,280
      Hornbeck Offshore Services, Inc. (a) ..........      1,300         30,199
      ION Geophysical Corporation (a) ...............     71,500        178,750
      Key Energy Services, Inc. (a) (b) .............    478,338      2,099,904
      Oceaneering International, Inc. (a) ...........      1,400         63,798
      Parker Drilling Company (a) ...................     24,290         67,040
      Pioneer Drilling Company (a) ..................     38,365        191,825
      Precision Drilling Trust ......................      3,000         14,130
      Rowan Companies, Inc. .........................      4,300         67,123
      Superior Energy Services, Inc. (a) (b) ........     90,300      1,734,663
      TETRA Technologies, Inc. (a) ..................     27,963        159,948
      Unit Corporation (a) ..........................        500         13,645
      Willbros Group, Inc. (a) (b) ..................    139,400      1,597,524
                                                                   ------------
                                                                     10,150,732
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 2.2%
      Alon USA Energy, Inc. .........................        800         10,160
      Alpha Natural Resources, Inc. (a) (b) .........     25,600        524,288
      Apco Argentina, Inc. ..........................      6,654        126,892
      Approach Resources, Inc. (a) (b) ..............     90,197        640,399
      Atlas Pipeline Partners, L.P. .................      6,600         27,390
      ATP Oil & Gas Corporation (a) .................      1,000          7,160
      Berry Petroleum Company - Class A .............        100          1,648
      Boardwalk Pipeline Partners L.P. ..............        800         16,400
      Cabot Oil & Gas Corporation ...................      2,100         63,399
      Clayton Williams Energy, Inc. (a) (b) .........     36,920      1,108,708
      Clean Energy Fuels Corporation (a) ............        700          5,922
      Continental Resources, Inc. (a) ...............      2,700         63,045
      Copano Energy, LLC ............................        600          9,384
      CVR Energy, Inc. (a) (b) ......................    193,443      1,423,740
      DHT Maritime, Inc. ............................    117,738        495,677
      Encore Acquisition Company (a) ................     20,500        598,395
      EXCO Resources, Inc. (a) ......................     10,100        118,978

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY -- 4.1% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS -- 2.2% (CONTINUED)
      Forest Oil Corporation (a) ....................     11,700   $    187,200
      Frontier Oil Corporation ......................     17,900        227,509
      General Maritime Corporation ..................      1,600         15,888
      GeoResources, Inc. (a) ........................     26,070        185,097
      GMX Resources, Inc. (a) .......................        500          5,470
      Golar LNG Ltd. ................................        800          4,312
      Gran Tierra Energy, Inc. (a) (b) ..............    451,129      1,118,800
      Harvest Energy Trust ..........................      2,400         11,640
      International Coal Group, Inc. (a) ............     10,100         20,099
      Interoil Corporation (a) ......................      2,200         71,038
      Linn Energy, LLC ..............................      1,800         29,772
      Massey Energy Company .........................      4,800         76,368
      Panhandle Oil & Gas, Inc. .....................      1,086         18,625
      Patriot Coal Corporation (a) ..................     24,000        151,200
      Pengrowth Energy Trust ........................      3,800         25,004
      Penn Virginia Corporation .....................      2,200         30,954
      Petroleum Development Corporation (a) .........     59,486        964,268
      PetroQuest Energy, Inc. (a) ...................     38,700        116,487
      Plains Exploration & Production Company (a) ...        300          5,661
      Provident Energy Trust ........................      4,600         20,148
      Quicksilver Resources, Inc. (a) ...............      9,100         73,983
      Rosetta Resources, Inc. (a) ...................     97,500        687,375
      SandRidge Energy, Inc. (a) ....................     18,500        150,960
      Stone Energy Corporation (a) ..................      3,100         13,361
      Targa Resources Partners L.P. .................        600          6,912
      Teekay Tankers Ltd. - Class A .................      6,393         77,100
      USEC, Inc. (a) ................................     18,200        112,658
      VAALCO Energy, Inc. (a) (b) ...................    226,289      1,079,398
      Venoco, Inc. (a) (b) ..........................    216,600        946,542
      W&T Offshore, Inc. ............................        500          4,640
      Walter Energy, Inc. ...........................      5,800        132,240
      Western Refining, Inc. (a) ....................      8,300        104,497
                                                                   ------------
                                                                     11,916,791
                                                                   ------------
FINANCIALS -- 9.2%
   CAPITAL MARKETS -- 1.6%
      American Capital Ltd. .........................     82,800        255,852
      Apollo Investment Corporation (b) .............    231,800      1,112,640
      Ares Capital Corporation ......................     23,576        138,391
      BGC Partners, Inc. - Class A ..................     97,861        253,460
      BlackRock Kelso Capital Corporation (b) .......     73,991        431,368
      Blackstone Group L.P. (The) ...................     23,300        228,107
      Capital Southwest Corporation .................      2,420        188,179
      Gamco Investors, Inc. - Class A ...............      6,300        315,945
      GFI Group, Inc. ...............................      1,300          5,304
      GLG Partners, Inc. (b) ........................    374,467        894,976
      Hercules Technology Growth Capital, Inc. ......     35,600        213,956
      LaBranche & Company, Inc. (a) (b) .............    298,742      1,248,742
      Lazard Ltd. - Class A (b) .....................     12,500        341,250
      MF Global Ltd. (a) ............................     16,900        103,090

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.2% (CONTINUED)
   CAPITAL MARKETS -- 1.6% (CONTINUED)
      Penson Worldwide, Inc. (a) ....................     50,687   $    513,966
      Prospect Capital Corporation ..................     38,491        349,113
      SEI Investments Company (b) ...................     73,800      1,035,414
      thinkorswim Group, Inc. (a) ...................      2,700         25,650
      Waddell & Reed Financial, Inc. - Class A (b) ..     43,569        976,381
                                                                   ------------
                                                                      8,631,784
                                                                   ------------
   COMMERCIAL BANKS -- 0.7%
      BancFirst Corporation .........................        600         25,620
      Banco Latinoamericano de Exportaciones, S.A. -
        Class E - ADR (b) ...........................     50,962        626,832
      Bancorp Rhode Island, Inc. ....................        892         16,511
      Bank of Hawaii Corporation ....................     17,400        611,436
      CapitalSource, Inc. ...........................     17,700         54,693
      Colonial Bancgroup, Inc. (The) ................     44,000         33,440
      Commerce Bancshares, Inc. (b) .................     31,200      1,032,720
      Community Trust Bancorporation, Inc. ..........        373         11,287
      First Horizon National Corporation ............     17,515        201,593
      German American Bancorp, Inc. .................        300          3,570
      Huntington Bancshares .........................     20,800         58,032
      Merchants Bancshares, Inc. ....................        124          2,350
      National Bankshares, Inc. .....................        200          4,166
      Peapack-Gladstone Financial Corporation .......      2,000         37,920
      Santander BanCorp .............................     43,001        288,107
      Texas Capital Bancshares, Inc. (a) ............     44,282        619,948
                                                                   ------------
                                                                      3,628,225
                                                                   ------------
   CONSUMER FINANCE -- 0.1%
      Advance America, Cash Advance Centers, Inc. ...     50,659        202,636
      AmeriCredit Corporation (a) ...................      3,100         31,527
      Credit Acceptance Corporation (a) .............        800         18,392
      EZCORP, Inc. - Class A (a) ....................      1,100         13,629
      Nelnet, Inc. - Class A (b) ....................     58,728        354,130
                                                                   ------------
                                                                        620,314
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.0%
      CIT Group, Inc. ...............................     57,600        127,872
      Interactive Brokers Group, Inc. - Class A (a) .      4,200         61,950
                                                                   ------------
                                                                        189,822
                                                                   ------------
   INSURANCE -- 5.2%
      Affirmative Insurance Holdings, Inc. ..........     18,630         61,665
      Allied World Assurance Company Holdings Ltd. (b)    35,351      1,312,936
      Ambac Financial Group, Inc. ...................     39,600         36,036
      American Equity Investment Life Holding Company     51,055        287,440
      American Financial Group, Inc. (b) ............     74,195      1,304,348
      American International Group, Inc. ............     42,800         59,064
      American National Insurance Company (b) .......     19,109      1,296,928
      American Physicians Capital, Inc. .............        700         29,162
      American Physicians Service Group, Inc. (b) ...     18,332        368,290

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.2% (CONTINUED)
   INSURANCE -- 5.2% (CONTINUED)
      American Safety Insurance Holdings Ltd. (a) ...      8,800   $    100,144
      Amerisafe, Inc. (a) (b) .......................     38,295        588,211
      Argo Group International Holdings Ltd. (a) (b)      38,828      1,086,796
      Aspen Insurance Holdings Ltd. (b) .............     25,500        601,290
      Assurant, Inc. (b) ............................     21,300        520,572
      Brown & Brown, Inc. (b) .......................     73,000      1,420,580
      CNA Financial Corporation (b) .................     73,777        883,111
      CNA Surety Corporation (a) (b) ................     56,720      1,091,860
      Conseco, Inc. (a) .............................     11,500         18,400
      eHealth, Inc. (a) (b) .........................     22,138        424,828
      Enstar Group Ltd. (a) .........................      4,299        306,691
      Erie Indemnity Company - Class A (b) ..........     33,685      1,189,754
      First American Corporation ....................      2,200         61,776
      First Mercury Financial Corporation (a) (b) ...    102,869      1,359,928
      Genworth Financial, Inc. ......................    799,520      1,886,867
      Hanover Insurance Group, Inc. (The) (b) .......     36,659      1,099,037
      HCC Insurance Holdings, Inc. (b) ..............     23,100        552,552
      Horace Mann Educators Corporation (b) .........    127,313      1,117,808
      IPC Holdings Ltd. (b) .........................     44,800      1,166,592
      Kansas City Life Insurance Company ............      1,000         22,030
      Lincoln National Corporation ..................     12,500        140,500
      MBIA, Inc. (a) ................................      4,100         19,393
      Meadowbrook Insurance Group, Inc. (b) .........    123,071        732,273
      Navigators Group, Inc. (The) (a) (b) ..........     24,700      1,120,886
      NYMAGIC, Inc. .................................      2,000         23,580
      Odyssey Re Holdings Corporation (b) ...........     30,116      1,153,142
      Old Republic International Corporation ........     10,800        101,196
      Platinum Underwriters Holdings Ltd. ...........     10,700        307,839
      ProAssurance Corporation (a) (b) ..............     19,500        856,830
      SeaBright Insurance Holdings Ltd. (a) .........     43,811        406,566
      Selective Insurance Group, Inc. ...............     27,911        411,966
      State Auto Financial Corporation ..............     16,335        265,117
      Transatlantic Holdings, Inc. ..................     28,015      1,062,609
      Unitrin, Inc. (b) .............................     58,467        993,939
      Universal Insurance Holdings, Inc. ............      1,500          6,120
      XL Capital Ltd. - Class A .....................     38,000        361,380
                                                                   ------------
                                                                     28,218,032
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 1.4%
      Anworth Mortgage Asset Corporation (b) ........    157,978      1,015,799
      Capstead Mortgage Corporation (b) .............    119,900      1,365,661
      CBL & Associates Properties, Inc. .............      3,100         24,614
      Chimera Investment Corporation (b) ............    317,712      1,121,523
      Corporate Office Properties Trust .............      6,200        189,472
      Developers Diversified Realty Corporation .....     12,600         52,039
      Getty Realty Corporation (b) ..................     54,249      1,064,365
      Host Hotels & Resorts, Inc. ...................      8,800         67,672
      Lexington Realty Trust ........................      3,513         13,523
      Liberty Property Trust (b) ....................     20,600        501,404

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.2% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS -- 1.4% (CONTINUED)
      LTC Properties, Inc. (b) ......................     57,359   $  1,033,036
      National Health Investors, Inc. (b) ...........     35,293        946,558
      Saul Centers, Inc. ............................      7,229        230,171
      U-Store-It Trust ..............................      7,800         26,754
                                                                   ------------
                                                                      7,652,591
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
      St. Joe Company (The) (a) .....................      2,300         57,224
                                                                   ------------

   THRIFTS & MORTGAGE FINANCE -- 0.2%
      Astoria Financial Corporation .................      2,500         20,650
      Berkshire Hills Bancorp, Inc. .................      6,251        141,023
      Federal National Mortgage Association .........    296,000        230,880
      Freddie Mac ...................................    230,900        182,411
      MGIC Investment Corporation ...................     54,000        138,240
      NewAlliance Bancshares, Inc. ..................        100          1,291
      Ocwen Financial Corporation (a) ...............     19,886        221,132
      Rockville Financial, Inc. .....................      6,734         63,367
      Tree.com, Inc. (a) ............................        100            642
                                                                   ------------
                                                                        999,636
                                                                   ------------
HEALTH CARE -- 7.4%
   BIOTECHNOLOGY -- 0.6%
      Abraxis BioScience, Inc. (a) ..................      2,548        123,578
      Amylin Pharmaceuticals, Inc. (a) ..............     23,400        255,996
      Arena Pharmaceuticals, Inc. (a) ...............     76,700        215,527
      Ariad Pharmaceuticals, Inc. (a) ...............        800          1,200
      ArQule, Inc. (a) ..............................         85            378
      Celera Corporation (a) ........................      2,300         18,607
      Cell Genesys, Inc. (a) ........................      1,200            672
      Cubist Pharmaceuticals, Inc. (a) ..............      6,700        111,220
      Genomic Health, Inc. (a) ......................      2,164         48,690
      Geron Corporation (a) .........................     23,200        119,248
      Human Genome Sciences, Inc. (a) ...............     63,700        139,503
      Immunomedics, Inc. (a) ........................        900          1,044
      Infinity Pharmaceuticals, Inc. (a) ............     10,940         67,719
      Intermune, Inc. (a) ...........................      1,700         23,018
      MannKind Corporation (a) ......................      7,700         31,493
      Medarex, Inc. (a) .............................     29,900        177,008
      Medivation, Inc. (a) ..........................     44,178        853,961
      Micromet, Inc. (a) ............................     35,035        119,820
      Momenta Pharmaceuticals, Inc. (a) .............      2,300         25,760
      OSI Pharmaceuticals, Inc. (a) .................      5,600        187,992
      Osiris Therapeutics, Inc. (a) .................        344          4,358
      Regeneron Pharmaceuticals, Inc. (a) ...........      3,900         51,714
      Savient Pharmaceuticals, Inc. (a) .............      1,700          8,976
      SIGA Technologies, Inc. (a) (b) ...............    106,396        659,655
      United Therapeutics Corporation (a) ...........        300         18,843
                                                                   ------------
                                                                      3,265,980
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 7.4% (CONTINUED)
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
      Abiomed, Inc. (a) .............................      1,600   $     10,672
      Atrion Corporation ............................        801         71,738
      ATS Medical, Inc. (a) .........................     55,932        149,338
      Beckman Coulter, Inc. .........................      1,200         63,072
      Clarient, Inc. (a) ............................     31,891         88,657
      DENTSPLY International, Inc. ..................      2,400         68,688
      Exactech, Inc. (a) ............................      8,999        119,237
      Home Diagnostics, Inc. (a) ....................     30,984        184,045
      ICU Medical, Inc. (a) .........................      7,100        266,960
      IDEXX Laboratories, Inc. (a) ..................     20,000        786,000
      Merit Medical Systems, Inc. (a) ...............     32,262        500,384
      Orthofix International N.V. (a) ...............     33,040        563,332
      Palomar Medical Technologies, Inc. (a) ........        700          6,027
      ResMed, Inc. (a) ..............................      1,600         61,520
      SonoSite, Inc. (a) ............................      1,500         27,060
      STERIS Corporation ............................      1,300         31,330
      Symmetry Medical, Inc. (a) ....................     41,150        298,749
      Teleflex, Inc. ................................     23,700      1,018,626
      Wright Medical Group, Inc. (a) ................      3,500         48,125
      Young Innovations, Inc. .......................      8,281        128,355
                                                                   ------------
                                                                      4,491,915
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 4.0%
      Air Methods Corporation (a) ...................      1,400         37,170
      Alliance Imaging, Inc. (a) ....................    101,239        796,751
      Amedysis, Inc. (a) ............................      3,800        127,452
      America Service Group, Inc. (a) ...............      4,170         59,339
      American CareSource Holdings, Inc. (a) (b) ....      1,447         12,488
      AMN Healthcare Services, Inc. (a) .............      1,245          8,578
      AmSurg Corporation (a) ........................     27,674        568,424
      Catalyst Health Solutions, Inc. (a) (b) .......     53,946      1,216,482
      Centene Corporation (a) (b) ...................     53,025        974,069
      Community Health Systems, Inc. (a) ............     88,600      2,023,624
      Coventry Health Care, Inc. (a) (b) ............    146,400      2,329,224
      Ensign Group, Inc. (The) (b) ..................     55,820        865,210
      Gentiva Health Services, Inc. (a) (b) .........     41,877        667,101
      Health Grades, Inc. (a) .......................     10,287         32,918
      Health Management Associates, Inc. - Class A (a)   146,100        682,287
      Health Net, Inc. (a) ..........................      8,500        122,740
      HealthSpring, Inc. (a) (b) ....................     96,526        890,935
      IPC The Hospitalist Company, Inc. (a) .........     25,428        466,095
      LCA-Vision, Inc. ..............................        300          1,725
      MEDNAX, Inc. (a) (b) ..........................     39,800      1,428,820
      Molina Healthcare, Inc. (a) ...................     28,448        615,899
      Psychiatric Solutions, Inc. (a) ...............     77,200      1,496,908
      RehabCare Group, Inc. (a) (b) .................     58,504        977,017
      Skilled Healthcare Group, Inc. - Class A (a) ..     24,964        217,936
      Sun Healthcare Group, Inc. (a) (b) ............    104,864        888,198
      Tenet Healthcare Corporation (a) ..............     37,800         85,050

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 7.4% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES -- 4.0% (CONTINUED)
      U.S. Physical Therapy, Inc. (a) (b) ...........     40,874   $    477,408
      Universal Health Services, Inc. - Class B (b) .     32,800      1,653,120
      WellCare Health Plans, Inc. (a) (b) ...........    133,660      2,006,237
                                                                   ------------
                                                                     21,729,205
                                                                   ------------
   HEALTH CARE TECHNOLOGY -- 0.2%
      Allscripts-Misys Healthcare Solutions, Inc. ...      6,900         85,698
      athenahealth, Inc. (a) ........................      1,500         47,700
      iCad, Inc. (a) ................................     10,726         12,871
      IMS Health, Inc. (b) ..........................     82,900      1,041,224
                                                                   ------------
                                                                      1,187,493
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -- 1.3%
      Affymetrix, Inc. (a) ..........................      5,700         26,733
      AMAG Pharmaceuticals, Inc. (a) ................        200          8,970
      Bruker Corporation (a) (b) ....................    251,850      1,657,173
      eResearchTechnology, Inc. (a) .................    197,918      1,003,444
      Kendle International, Inc. (a) ................     30,666        272,927
      MEDTOX Scientific, Inc. (a) ...................      4,861         39,423
      Parexel International Corporation (a) (b) .....    102,822      1,018,966
      PerkinElmer, Inc. (b) .........................     96,520      1,406,297
      Pharmaceutical Product Development, Inc. (b) ..     56,900      1,115,809
      Varian, Inc. (a) (b) ..........................     16,600        548,132
                                                                   ------------
                                                                      7,097,874
                                                                   ------------
   PHARMACEUTICALS -- 0.5%
      Auxilium Pharmaceuticals, Inc. (a) ............        200          4,580
      Caraco Pharmaceutical Laboratories Ltd. (a) ...     44,091        197,528
      Cypress Bioscience, Inc. (a) ..................      1,700         12,240
      DURECT Corporation (a) ........................      1,678          4,094
      Endo Pharmaceuticals Holdings, Inc. (a) .......      3,400         56,236
      King Pharmaceuticals, Inc. (a) (b) ............    119,608        942,511
      Par Pharmaceutical Companies, Inc. (a) ........        800          8,584
      Perrigo Company ...............................      2,600         67,392
      Salix Pharmaceuticals Ltd. (a) ................        700          7,700
      Sepracor, Inc. (a) ............................     75,200      1,068,592
      Spectrum Pharmaceuticals, Inc. (a) ............      1,200          2,928
      SuperGen, Inc. (a) ............................        200            402
      Valeant Pharmaceuticals International (a) .....        800         13,408
      ViroPharma, Inc. (a) ..........................      4,300         24,209
      Watson Pharmaceuticals, Inc. (a) ..............      4,000        123,760
      XenoPort, Inc. (a) ............................        600          8,202
                                                                   ------------
                                                                      2,542,366
                                                                   ------------
INDUSTRIALS -- 13.6%
   AEROSPACE & DEFENSE -- 1.0%
      Astronics Corporation - Class B (a) ...........      7,212         77,890
      Axsys Technologies, Inc. (a) ..................      6,550        274,510
      Cubic Corporation (b) .........................     46,151      1,324,995
      Ducommun, Inc. (b) ............................     23,264        402,932

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.6% (CONTINUED)
   AEROSPACE & DEFENSE -- 1.0% (CONTINUED)
      DynCorp International, Inc. (a) (b) ...........     87,900   $  1,340,475
      Esterline Technologies Corporation (a) (b) ....     41,879      1,103,512
      Spirit AeroSystems Holdings, Inc. (a) .........      2,600         33,150
      Stanley, Inc. (a) .............................      7,015        180,847
      Teledyne Technologies, Inc. (a) (b) ...........     21,004        670,658
                                                                   ------------
                                                                      5,408,969
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.7%
      Atlas Air Worldwide Holdings, Inc. (a) (b) ....     83,079      2,205,748
      UTI Worldwide, Inc. (a) (b) ...................    117,094      1,576,085
                                                                   ------------
                                                                      3,781,833
                                                                   ------------
   AIRLINES -- 0.7%
      AMR Corporation (a) ...........................     47,800        227,528
      Copa Holdings, S.A. - Class A (b) .............     50,417      1,545,281
      Hawaiian Holdings, Inc. (a) ...................     38,000        189,620
      Republic Airways Holdings, Inc. (a) (b) .......    114,642        820,837
      UAL Corporation (a) ...........................     47,500        233,700
      US Airways Group, Inc. (a) ....................    267,700      1,014,583
                                                                   ------------
                                                                      4,031,549
                                                                   ------------
   BUILDING PRODUCTS -- 0.2%
      Armstrong World Industries, Inc. (a) (b) ......     50,772        923,035
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES -- 2.5%
      ABM Industries, Inc. ..........................     28,164        493,433
      American Ecology Corporation (b) ..............    103,268      1,705,987
      American Reprographics Company (a) (b) ........    183,225      1,181,801
      APAC Customer Services, Inc. (a) ..............     95,758        441,444
      ATC Technology Corporation (a) (b) ............     43,562        692,200
      Avery Dennison Corporation ....................        300          8,622
      Brink's Company (The) (b) .....................     42,800      1,213,380
      Cenveo, Inc. (a) ..............................     88,381        417,158
      Cornell Companies, Inc. (a) (b) ...............     59,664      1,084,692
      Covanta Holding Corporation (a) (b) ...........     75,000      1,058,250
      Deluxe Corporation ............................     46,235        670,408
      EnergySolutions, Inc. (b) .....................    213,329      2,069,291
      Ennis, Inc. ...................................      6,900         62,100
      Interface, Inc. - Class A .....................    125,264        725,279
      R.R. Donnelley & Sons Company (b) .............    114,700      1,336,255
      Team, Inc. (a) (b) ............................     35,577        511,242
      Tetra Tech, Inc. (a) ..........................      1,600         39,296
      Viad Corporation ..............................     10,200        194,616
                                                                   ------------
                                                                     13,905,454
                                                                   ------------
   CONSTRUCTION & ENGINEERING -- 0.9%
      AECOM Technology Corporation (a) ..............        100          2,573
      Chicago Bridge & Iron Company N.V. ............      8,900         95,230
      Dycom Industries, Inc. (a) ....................     19,800        166,716
      Foster Wheeler AG (a) .........................      2,800         60,284
      Furmanite Corporation (a) .....................     27,298        108,100

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.6% (CONTINUED)
   CONSTRUCTION & ENGINEERING -- 0.9% (CONTINUED)
      Granite Construction, Inc. ....................      1,600   $     63,120
      KBR, Inc. (b) .................................     85,700      1,338,634
      MasTec, Inc. (a) ..............................     55,200        690,552
      Michael Baker Corporation (a) (b) .............     38,161      1,282,210
      Orion Marine Group, Inc. (a) ..................     25,800        386,484
      Perini Corporation (a) ........................      1,800         31,140
      Shaw Group, Inc. (The) (a) ....................     14,500        486,185
                                                                   ------------
                                                                      4,711,228
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 1.5%
      Acuity Brands, Inc. ...........................      1,500         43,110
      A-Power Energy Generation Systems Ltd. (a) ....      3,600         29,700
      AZZ, Inc. (a) .................................     10,300        318,579
      Canadian Solar, Inc. (a) ......................      5,500         36,025
      Chase Corporation .............................      7,383         70,508
      Energy Conversion Devices, Inc. (a) ...........        300          5,514
      FuelCell Energy, Inc. (a) .....................        400          1,272
      General Cable Corporation (a) .................      2,700         73,278
      GrafTech International Ltd. (a) (b) ...........    128,600      1,130,394
      GT Solar International, Inc. (a) (b) ..........    146,850      1,041,166
      II-VI, Inc. (a) ...............................     12,427        297,875
      Polypore International, Inc. (a) (b) ..........    151,453      1,141,956
      Powell Industries, Inc. (a) (b) ...............     43,205      1,554,948
      SunPower Corporation - Class B (a) ............      2,300         58,328
      Thomas & Betts Corporation (a) (b) ............     46,759      1,455,140
      Woodward Governor Company (b) .................     37,514        748,779
                                                                   ------------
                                                                      8,006,572
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -- 0.3%
      McDermott International, Inc. (a) (b) .........     66,200      1,068,468
      Otter Tail Corporation ........................        114          2,528
      Raven Industries, Inc. ........................     14,664        350,470
      Standex International Corporation .............      3,900         54,093
                                                                   ------------
                                                                      1,475,559
                                                                   ------------
   MACHINERY -- 3.1%
      American Railcar Industries, Inc. .............     50,345        459,147
      Ampco-Pittsburgh Corporation ..................     25,472        620,498
      Blount International, Inc. (a) ................     56,918        364,275
      Chart Industries, Inc. (a) (b) ................    114,619      1,585,181
      CIRCOR International, Inc. (b) ................     35,882        923,244
      CNH Global N.V. ...............................        200          3,192
      Colfax Corporation (a) ........................     51,948        448,311
      Columbus McKinnon Corporation (a) .............      7,078         91,731
      Dynamic Materials Corporation .................        700         11,228
      Flowserve Corporation (b) .....................        900         61,110
      Force Protection, Inc. (a) ....................     10,000         76,200
      Gardner Denver, Inc. (a) (b) ..................     50,603      1,347,052
      Harsco Corporation (b) ........................     50,280      1,385,214
      John Bean Technologies Corporation (b) ........    100,260      1,104,865
      K-Tron International, Inc. (a) ................        600         48,252

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.6% (CONTINUED)
   MACHINERY -- 3.1% (CONTINUED)
      L.B. Foster Company - Class A (a) .............      9,084   $    297,501
      Manitowoc Company, Inc. (The) .................     84,579        503,245
      Met-Pro Corporation ...........................      4,072         41,494
      Mueller Industries, Inc. (b) ..................     50,415      1,107,617
      Mueller Water Products, Inc. - Class A (b) ....    246,810      1,034,134
      NACCO Industries, Inc. - Class A ..............      4,196        160,497
      Navistar International Corporation (a) ........      1,500         56,700
      Pall Corporation (b) ..........................     50,000      1,320,500
      Robbins & Myers, Inc. .........................        800         15,160
      Sauer-Danfoss, Inc. (b) .......................    213,100        884,365
      SPX Corporation (b) ...........................     29,700      1,371,249
      Timken Company (b) ............................     81,880      1,316,630
      Trinity Industries, Inc. ......................      8,400        122,724
      Xerium Technologies, Inc. (a) .................     17,467         14,498
                                                                   ------------
                                                                     16,775,814
                                                                   ------------
   MARINE -- 0.3%
      Diana Shipping, Inc. ..........................      3,900         61,230
      Excel Maritime Carriers Ltd. ..................      2,900         20,619
      Genco Shipping & Trading Ltd. .................      3,600         68,760
      International Shipholding Corporation (b) .....     25,542        536,382
      OceanFreight, Inc. ............................      3,600          4,572
      TBS International Ltd. (a) ....................    114,856        910,808
                                                                   ------------
                                                                      1,602,371
                                                                   ------------
   PROFESSIONAL SERVICES -- 0.8%
      First Advantage Corporation (a) ...............      2,610         37,427
      Franklin Covey Company (a) ....................      2,321          9,725
      Manpower, Inc. (b) ............................     49,300      2,124,337
      Monster Worldwide, Inc. (a) ...................     15,600        215,280
      Volt Information Sciences, Inc. (a) (b) .......    160,691      1,153,761
      VSE Corporation (b) ...........................     29,477        881,068
                                                                   ------------
                                                                      4,421,598
                                                                   ------------
   ROAD & RAIL -- 0.7%
      Avis Budget Group, Inc. (a) ...................      5,600         11,704
      Marten Transport Ltd. (a) (b) .................     71,877      1,490,729
      Ryder System, Inc. (b) ........................     51,100      1,414,959
      Saia, Inc. (a) ................................     37,486        489,567
      USA Truck, Inc. (a) ...........................     16,996        238,964
                                                                   ------------
                                                                      3,645,923
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.9%
      Aircastle Ltd. ................................     57,836        381,718
      H&E Equipment Services, Inc. (a) ..............     54,229        408,344
      Interline Brands, Inc. (a) (b) ................     77,976      1,010,569
      Kaman Corporation (b) .........................     41,951        709,392
      Textainer Group Holdings Ltd. (b) .............     81,491        722,010
      United Rentals, Inc. (a) ......................      9,400         56,964
      WESCO International, Inc. (a) (b) .............     67,308      1,750,008
                                                                   ------------
                                                                      5,039,005
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.3%
   COMMUNICATIONS EQUIPMENT -- 2.4%
      3com Corporation (a) (b) ......................    112,400   $    455,220
      Acme Packet, Inc. (a) (b) .....................    250,238      1,929,335
      BigBand Networks, Inc. (a) (b) ................    199,440      1,168,718
      Brocade Communications Systems, Inc. (a) ......    236,253      1,365,542
      Ceragon Networks Ltd. (a) .....................        300          1,530
      Ciena Corporation (a) .........................        800          9,560
      Cogo Group, Inc. (a) (b) ......................    224,591      1,837,154
      CommScope, Inc. (a) (b) .......................     56,700      1,423,170
      Emulex Corporation (a) ........................      9,200         96,324
      Harmonic, Inc. (a) (b) ........................    235,060      1,722,990
      Hughes Communications, Inc. (a) ...............      4,510         86,457
      Infinera Corporation (a) ......................        200          1,688
      InterDigital, Inc. (a) ........................      9,300        244,776
      Oplink Communications, Inc. (a) ...............     11,616        128,241
      Opnext, Inc. (a) (b) ..........................    210,629        532,891
      Orckit Communications Ltd. (a) ................        200            648
      Riverbed Technology, Inc. (a) .................      6,000        109,920
      Starent Networks Corporation (a) ..............      2,900         57,217
      Tellabs, Inc. (a) (b) .........................    338,911      1,775,894
                                                                   ------------
                                                                     12,947,275
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 1.0%
      3PAR, Inc. (a) ................................     63,960        489,933
      Data Domain, Inc. (a) .........................      7,900        130,982
      Diebold, Inc. (b) .............................     47,137      1,245,831
      Logitech International S.A. (a) ...............      4,800         63,936
      NCR Corporation (a) (b) .......................    142,800      1,449,420
      Netezza Corporation (a) .......................     84,245        681,542
      QLogic Corporation (a) ........................      9,300        131,874
      Rackable Systems, Inc. (a) ....................      1,800          8,208
      Seagate Technology ............................      1,400         11,424
      STEC, Inc. (a) ................................      9,000         86,400
      Super Micro Computer, Inc. (a) ................     66,158        345,345
      Synaptics, Inc. (a) ...........................      2,000         64,960
      Teradata Corporation (a) (b) ..................     61,400      1,026,608
                                                                   ------------
                                                                      5,736,463
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.1%
      Arrow Electronics, Inc. (a) (b) ...............     95,200      2,164,848
      Avnet, Inc. (a) (b) ...........................     92,100      2,016,069
      Checkpoint Systems, Inc. (a) ..................     48,229        585,982
      China Security & Surveillance Technology,
         Inc. (a) ...................................     34,740        235,537
      Cogent, Inc. (a) (b) ..........................     54,200        614,628
      CPI International, Inc. (a) ...................      2,623         28,722
      CTS Corporation ...............................     24,143        146,548
      Flextronics International Ltd. (a) ............     45,000        174,600
      FLIR Systems, Inc. (a) ........................        200          4,436
      Ingram Micro, Inc. - Class A (a) (b) ..........     88,900      1,290,828
      Jabil Circuit, Inc. (b) .......................    141,227      1,143,939
      Methode Electronics, Inc. .....................     78,993        475,538

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.3% (CONTINUED)
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.1%
   (CONTINUED)
      Molex, Inc. ...................................      1,300   $     21,671
      Multi-Fineline Electronix, Inc. (a) ...........     75,154      1,508,341
      PC Connection, Inc. (a) .......................      5,070         25,096
      Plexus Corporation (a) ........................        400          8,860
      Rogers Corporation (a) (b) ....................     42,222      1,074,550
      Spectrum Control, Inc. (a) ....................      4,149         29,333
      Tech Data Corporation (a) .....................     65,000      1,871,350
      Trimble Navigation Ltd. (a) ...................     65,500      1,404,320
      TTM Technologies, Inc. (a) ....................      6,087         45,166
      Universal Display Corporation (a) .............        500          5,645
      Vishay Intertechnology, Inc. (a) (b) ..........    332,451      1,951,487
                                                                   ------------
                                                                     16,827,494
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 1.7%
      Art Technology Group, Inc. (a) (b) ............    299,328        939,890
      AsiaInfo Holdings, Inc. (a) (b) ...............     64,700      1,083,725
      CryptoLogic Ltd. ..............................         60            411
      Equinix, Inc. (a) .............................     14,400      1,011,312
      GigaMedia Ltd. (a) ............................     15,000         99,750
      Limelight Networks, Inc. (a) ..................    176,878        866,702
      Rackspace Hosting, Inc. (a) (b) ...............    147,428      1,354,863
      S1 Corporation (a) (b) ........................    158,087        980,140
      SAVVIS, Inc. (a) ..............................     60,400        687,352
      SINA Corporation (a) ..........................      2,300         64,423
      United Online, Inc. ...........................     50,720        268,816
      ValueClick, Inc. (a) ..........................     71,900        762,140
      VeriSign, Inc. (a) ............................        200          4,116
      Websense, Inc. (a) ............................     73,300      1,306,939
                                                                   ------------
                                                                      9,430,579
                                                                   ------------
   IT SERVICES -- 3.5%
      Broadridge Financial Solutions, Inc. (b) ......     55,300      1,070,055
      CACI International, Inc. - Class A (a) ........     17,800        703,990
      CIBER, Inc. (a) (b) ...........................    200,860        648,778
      Convergys Corporation (a) (b) .................    179,798      1,817,758
      DST Systems, Inc. (a) .........................      1,400         50,638
      Genpact Ltd. (a) (b) ..........................    107,831        966,166
      Global Payments, Inc. (b) .....................     28,528        914,608
      Hewitt Associates, Inc. - Class A (a) (b) .....     33,000      1,034,880
      iGATE Corporation (b) .........................    121,750        461,432
      Lender Processing Services, Inc. (b) ..........     29,700        851,202
      Metavante Technologies, Inc. (a) (b) ..........     42,200        995,498
      Ness Technologies, Inc. (a) (b) ...............    154,140        568,777
      Perot Systems Corporation (a) (b) .............     95,700      1,345,542
      Sapient Corporation (a) (b) ...................    281,390      1,443,531
      TeleTech Holdings, Inc. (a) (b) ...............    165,565      2,197,047
      TNS, Inc. (a) .................................    141,724      2,388,049

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.3% (CONTINUED)
   IT SERVICES -- 3.5% (CONTINUED)
      Total System Services, Inc. (b) ...............     91,800   $  1,144,746
      Virtusa Corporation (a) (b) ...................     50,400        322,056
                                                                   ------------
                                                                     18,924,753
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
      Amkor Technology, Inc. (a) ....................     47,782        205,941
      Atheros Communications, Inc. (a) ..............      2,000         34,440
      Atmel Corporation (a) (b) .....................    355,905      1,366,675
      ATMI, Inc. (a) ................................      1,300         20,527
      Cree, Inc. (a) ................................     23,500        643,665
      Fairchild Semiconductor International,
         Inc. (a) (b) ...............................    234,443      1,444,169
      FormFactor, Inc. (a) ..........................      2,900         50,547
      Integrated Device Technology, Inc. (a) (b) ....    231,398      1,256,491
      Intersil Corporation - Class A (b) ............     39,100        453,560
      Kopin Corporation (a) .........................     15,862         43,621
      LSI Logic Corporation (a) .....................      2,500          9,600
      MEMC Electronic Materials, Inc. (a) ...........      4,100         66,420
      Micron Technology, Inc. (a) ...................    151,000        736,880
      National Semiconductor Corporation ............     15,400        190,498
      NetLogic Microsystems, Inc. (a) ...............      1,700         55,403
      OmniVision Technologies, Inc. (a) .............      1,300         12,363
      PMC-Sierra, Inc. (a) ..........................      8,400         66,528
      Rambus, Inc. (a) ..............................     16,400        196,472
      Sigma Designs, Inc. (a) .......................      4,600         59,432
      Silicon Laboratories, Inc. (a) ................      2,600         86,476
      Techwell, Inc. (a) ............................      3,400         25,058
      Tessera Technologies, Inc. (a) ................      1,500         21,060
      Triquint Semiconductor, Inc. (a) (b) ..........    322,951      1,236,902
      Volterra Semiconductor Corporation (a) ........     34,400        395,256
      Zoran Corporation (a) (b) .....................     40,387        361,060
                                                                   ------------
                                                                      9,039,044
                                                                   ------------
   SOFTWARE -- 2.9%
      ACI Worldwide, Inc. (a) .......................      6,739        116,383
      ANSYS, Inc. (a) ...............................     20,918        577,755
      ArcSight, Inc. (a) (b) ........................    140,993      2,128,994
      Cadence Design Systems, Inc. (a) ..............     11,400         63,612
      CDC Corporation - Class A (a) .................      1,800          2,124
      Commvault Systems, Inc. (a) ...................      3,100         38,595
      Compuware Corporation (a) .....................    137,563      1,028,971
      Deltek, Inc. (a) ..............................     29,693        122,335
      Double-Take Software, Inc. (a) ................     52,670        427,680
      Ebix, Inc. (a) ................................      3,878        107,808
      Fair Isaac Corporation ........................     20,500        344,810
      i2 Technologies, Inc. (a) .....................     17,612        157,099
      Net 1 UEPS Technologies, Inc. (a) (b) .........     68,731      1,134,062
      NetScout Systems, Inc. (a) (b) ................    111,204        999,724
      NetSuite, Inc. (a) ............................     84,629      1,183,960
      Novell, Inc. (a) (b) ..........................    327,719      1,232,224
      Nuance Communications, Inc. (a) ...............      4,700         62,745

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.3% (CONTINUED)
   SOFTWARE -- 2.9% (CONTINUED)
      Parametric Technology Corporation (a) (b) .....    137,703   $  1,535,389
      Pegasystems, Inc. .............................     48,798        852,501
      PROS Holdings, Inc. (a) (b) ...................    125,589        811,305
      Quality Systems, Inc. .........................        200         10,724
      Quest Software, Inc. (a) (b) ..................    102,214      1,485,169
      Red Hat, Inc. (a) (b) .........................     30,100        519,827
      Smith Micro Software, Inc. (a) ................        300          2,580
      Sourcefire, Inc. (a) ..........................     18,598        201,416
      Take-Two Interactive Software, Inc. (a) .......     11,400        103,512
      THQ, Inc. (a) .................................      1,300          4,446
      TIBCO Software, Inc. (a) ......................     95,500        603,560
      TiVo, Inc. (a) ................................      4,700         35,250
                                                                   ------------
                                                                     15,894,560
                                                                   ------------
MATERIALS -- 7.2%
   CHEMICALS -- 3.3%
      A. Schulman, Inc. (b) .........................     71,711      1,125,146
      Airgas, Inc. (b) ..............................     13,600        586,432
      Albemarle Corporation (b) .....................     37,800      1,013,796
      Ashland, Inc. (b) .............................     73,146      1,606,286
      Cabot Corporation .............................     30,188        440,745
      Celanese Corporation - Series A (b) ...........    110,700      2,306,988
      Cytec Industries, Inc. (b) ....................     56,400      1,120,104
      Flotek Industries, Inc. (a) ...................        700          1,449
      FMC Corporation (b) ...........................     15,600        760,188
      Huntsman Corporation (b) ......................    251,500      1,348,040
      Innophos Holdings, Inc. (b) ...................     72,681      1,077,859
      Intrepid Potash, Inc. (a) .....................      2,900         71,601
      Lubrizol Corporation (b) ......................     36,798      1,590,409
      Minerals Technologies, Inc. (b) ...............     25,400        944,626
      NewMarket Corporation .........................     20,103      1,266,489
      Rockwood Holdings, Inc. (a) (b) ...............     87,303      1,073,827
      Stepan Company (b) ............................     16,500        652,905
      Terra Industries, Inc. (b) ....................     36,100        956,650
      Zoltek Companies, Inc. (a) ....................        900          7,083
                                                                   ------------
                                                                     17,950,623
                                                                   ------------
   CONSTRUCTION MATERIALS -- 0.0%
      Eagle Materials, Inc. .........................      1,200         33,360
      Headwaters, Inc. (a) ..........................      2,800          7,056
                                                                   ------------
                                                                         40,416
                                                                   ------------
   CONTAINERS & PACKAGING -- 2.0%
      Bemis Company, Inc. (b) .......................     89,300      2,146,772
      BWAY Holding Company (a) (b) ..................     68,267        636,249
      Myers Industries, Inc. ........................     51,070        512,232
      Owens-Illinois, Inc. (a) (b) ..................     53,500      1,304,865
      Pactiv Corporation (a) (b) ....................     61,100      1,335,646
      Rock-Tenn Company - Class A ...................     33,800      1,276,288
      Sealed Air Corporation (b) ....................     88,600      1,688,716
      Silgan Holdings, Inc. (b) .....................     24,135      1,122,036

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 7.2% (CONTINUED)
   CONTAINERS & PACKAGING -- 2.0% (CONTINUED)
      Sonoco Products Company .......................      7,200   $    175,752
      Temple-Inland, Inc. ...........................     56,600        675,804
                                                                   ------------
                                                                     10,874,360
                                                                   ------------
   METALS & MINING -- 1.3%
      AMCOL International Corporation ...............     26,200        507,756
      ASA Ltd. ......................................      9,200        484,380
      Century Aluminum Company (a) ..................     14,600         58,984
      Cliffs Natural Resources, Inc. (b) ............     30,600        705,636
      Coeur d'Alene Mines Corporation (a) ...........    170,800        235,704
      Commercial Metals Company .....................     20,000        297,600
      Compass Minerals International, Inc. ..........      2,500        120,550
      Crystallex International Corporation (a) ......      3,000            840
      Eldorado Gold Corporation (a) .................      7,400         59,200
      Golden Star Resources Ltd. (a) ................      5,800          7,772
      Hecla Mining Company (a) ......................    148,800        367,536
      Horsehead Holding Corporation (a) (b) .........    185,703      1,325,919
      IAMGOLD Corporation ...........................      7,500         59,925
      Ivanhoe Mines Ltd. (a) ........................     11,800         75,638
      Northern Dynasty Minerals Ltd. (a) ............      2,500         16,275
      NovaGold Resources, Inc. (a) ..................     14,000         38,220
      Pan American Silver Corporation (a) ...........      6,500        107,120
      Reliance Steel & Aluminum Company .............     43,500      1,532,505
      Royal Gold, Inc. ..............................      3,400        122,944
      Seabridge Gold, Inc. (a) ......................      1,100         21,780
      Silver Standard Resources, Inc. (a) ...........      1,200         20,376
      Silver Wheaton Corporation (a) ................      8,400         64,008
      Stillwater Mining Company (a) .................    132,600        598,026
      Titanium Metals Corporation ...................     14,100         95,739
      US Gold Corporation (a) .......................    125,529        249,803
                                                                   ------------
                                                                      7,174,236
                                                                   ------------
   PAPER & FOREST PRODUCTS -- 0.6%
      International Paper Company (b) ...............    143,700      1,819,242
      Louisiana-Pacific Corporation .................      8,000         32,560
      MeadWestvaco Corporation (b) ..................     60,700        950,562
      P.H. Glatfelter Company (b) ...................     62,099        551,439
                                                                   ------------
                                                                      3,353,803
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
      Atlantic Tele-Network, Inc. ...................     10,188        224,951
      CenturyTel, Inc. ..............................        100          2,715
      Frontier Communications Corporation ...........      8,600         61,146
      Level 3 Communications, Inc. (a) ..............    171,100        191,632
      NTELOS Holdings Corporation (b) ...............     39,000        623,220
      SureWest Communications .......................     39,141        252,068
      Windstream Corporation ........................      7,500         62,250
                                                                   ------------
                                                                      1,417,982
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 71.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.7% (CONTINUED)
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
      NII Holdings, Inc. (a) (b) ....................     75,400   $  1,218,464
      Syniverse Holdings, Inc. (a) (b) ..............     95,226      1,199,848
      United States Cellular Corporation (a) ........      5,300        180,200
                                                                   ------------
                                                                      2,598,512
                                                                   ------------
UTILITIES -- 4.0%
   ELECTRIC UTILITIES -- 0.4%
      El Paso Electric Company (a) (b) ..............     69,700        961,860
      NV Energy, Inc. (b) ...........................     90,400        926,600
      Pepco Holdings, Inc. ..........................     14,900        178,055
      Unitil Corporation (b) ........................     11,629        238,162
                                                                   ------------
                                                                      2,304,677
                                                                   ------------
   GAS UTILITIES -- 1.5%
      AGL Resources, Inc. (b) .......................     51,712      1,611,863
      Atmos Energy Corporation (b) ..................     54,328      1,342,445
      Energen Corporation (b) .......................     44,150      1,594,698
      ONEOK, Inc. (b) ...............................     51,839      1,356,626
      Southwest Gas Corporation (b) .................     51,700      1,044,857
      UGI Corporation (b) ...........................     56,452      1,295,009
                                                                   ------------
                                                                      8,245,498
                                                                   ------------

   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
      Mirant Corporation (a) ........................      4,200         53,466
      Reliant Energy, Inc. (a) (b) ..................    240,200      1,191,392
                                                                   ------------
                                                                      1,244,858
                                                                   ------------
   MULTI-UTILITIES -- 1.2%
      Alliant Energy Corporation ....................     47,700      1,066,572
      MDU Resources Group, Inc. (b) .................     46,000        808,220
      NiSource, Inc. (b) ............................     98,400      1,081,416
      OGE Energy Corporation (b) ....................     48,449      1,245,624
      TECO Energy, Inc. (b) .........................    116,835      1,237,283
      Vectren Corporation (b) .......................     53,785      1,192,413
                                                                   ------------
                                                                      6,631,528
                                                                   ------------
   WATER UTILITIES -- 0.6%
      American States Water Company (b) .............     34,530      1,192,321
      Artesian Resources Corporation - Class A (b) ..      2,895         42,441
      California Water Service Group (b) ............     29,700      1,159,191
      SJW Corporation (b) ...........................     27,275        687,330
      York Water Company (b) ........................      2,197         29,066
                                                                   ------------
                                                                      3,110,349
                                                                   ------------

TOTAL COMMON STOCKS (Cost $368,047,815) ...........                $391,195,039
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7%                                 SHARES       VALUE
--------------------------------------------------------------------------------
40/86 Strategic Income Fund .........................     14,673   $     96,989
Adams Express Company (The) .........................     21,480        175,062
Advent/Claymore Convertible Securities & Income Fund         100          1,140
Advent/Claymore Enhanced Growth & Income Fund .......     32,708        277,037
Alliance California Municipal Income Fund, Inc. .....      7,868         90,403
Alliance New York Municipal Income Fund, Inc. .......      2,030         24,015
Alpine Global Premier Properties Fund ...............    327,277      1,273,108
American Income Fund, Inc. ..........................        200          1,232
American Select Portfolio, Inc. .....................     14,030        129,076
American Strategic Income Portfolio, Inc. ...........      2,995         26,626
American Strategic Income Portfolio, Inc. II ........     16,419        140,711
American Strategic Income Portfolio, Inc. III .......     27,079        222,048
Bancroft Fund Ltd. ..................................      1,681         19,651
BlackRock California Insured Municipal Income Trust .      4,935         56,456
BlackRock California Investment Quality Municipal
   Trust ............................................        400          4,020
BlackRock California Municipal Bond Trust ...........      4,182         49,097
BlackRock California Municipal Income Trust .........        800          9,400
BlackRock California Municipal Income Trust II ......      8,590         93,459
BlackRock Enhanced Capital & Income Fund ............     32,912        374,539
BlackRock Enhanced Dividend Achievers Trust .........      2,400         16,128
BlackRock Florida Municipal 2020 Term Trust .........        666          7,739
BlackRock Income Trust ..............................     48,320        295,235
BlackRock Insured Municipal Income Investment Trust .      6,778         78,828
BlackRock International Growth & Income Trust .......        100            870
BlackRock Investment Quality Municipal Income Trust .        700          6,776
BlackRock Long-Term Municipal Advantage Trust .......        100            879
BlackRock Muni New York Intermediate Duration
   Fund, Inc. .......................................      3,393         35,966
BlackRock Municipal Bond Investment Trust ...........      2,300         27,094
BlackRock Municipal Income Investment Trust .........        300          3,570
BlackRock MuniEnhanced Fund, Inc. ...................     30,332        269,348
BlackRock MuniHoldings California Insured Fund, Inc.      87,622        966,471
BlackRock MuniHoldings Fund, Inc. ...................      4,890         58,533
BlackRock MuniHoldings Insured Fund II, Inc. ........     27,656        297,579
BlackRock MuniHoldings Insured Fund, Inc. ...........     11,408        124,005
BlackRock MuniHoldings Insured Investment Fund ......     67,713        750,937
BlackRock MuniHoldings New Jersey Insured Fund, Inc.      15,735        190,394
BlackRock MuniHoldings New York Insured Fund, Inc. ..     43,501        469,811
BlackRock MuniYield California Fund, Inc. ...........     41,499        469,769
BlackRock MuniYield California Insured Fund, Inc. ...     45,544        507,360
BlackRock MuniYield Insured Investment Fund .........      7,398         82,118
BlackRock MuniYield Investment Fund .................     18,843        206,331
BlackRock MuniYield Michigan Insured Fund II, Inc. ..     18,550        187,726
BlackRock MuniYield Michigan Insured Fund, Inc. .....     26,931        290,047
BlackRock MuniYield New Jersey Fund, Inc. ...........      6,599         80,112
BlackRock MuniYield New Jersey Insured Fund, Inc. ...      7,121         85,096
BlackRock MuniYield New York Insured Fund, Inc. .....     58,103        617,054
BlackRock MuniYield Pennsylvania Insured Fund .......     11,272        133,799
BlackRock MuniYield Quality Fund II, Inc. ...........     24,134        245,201
BlackRock New York Insured Municipal Income Trust ...        300          3,540
BlackRock New York Investment
   Quality Municipal Trust, Inc. ....................        100          1,179

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
BlackRock New York Municipal Income Trust II ........      2,779   $     31,847
BlackRock Pennsylvania Strategic Municipal Trust ....      1,701         16,755
BlackRock Real Asset Equity Trust ...................    104,703        820,872
BlackRock S&P Quality Rankings Global
   Equity Managed Trust .............................      6,010         56,434
BlackRock Senior High Income Fund, Inc. .............        100            261
BlackRock Strategic Dividend Achievers Trust ........     48,448        364,329
Blue Chip Value Fund, Inc. ..........................        200            488
Boulder Growth & Income Fund, Inc. ..................    102,776        448,103
Boulder Total Return Fund, Inc. .....................     43,463        408,552
Calamos Global Total Return Fund ....................      3,428         33,800
Central Securities Corporation ......................     10,079        141,207
Chartwell Dividend and Income Fund, Inc. ............     20,081         59,038
Chile Fund, Inc. ....................................        100          1,188
Clough Global Allocation Fund .......................     18,618        211,873
Clough Global Equity Fund ...........................     43,942        457,436
Clough Global Opportunities Fund ....................     99,757        975,623
Cohen & Steers Advantage Income Realty Fund, Inc. ...        100            343
Cohen & Steers Dividend Majors Fund, Inc. ...........     29,650        240,165
Cohen & Steers Global Income Builder, Inc. ..........     74,853        525,468
Cohen & Steers Premium Income Realty Fund, Inc. .....        100            333
Cohen & Steers Quality Income Realty Fund, Inc. .....      8,701         31,063
Cohen & Steers REIT and Utility Income Fund, Inc. ...    251,877      1,468,443
Cohen & Steers Select Utility Fund, Inc. ............     85,751        839,502
Cohen & Steers Total Return Realty Fund, Inc. .......      2,500         17,250
Cohen & Steers Worldwide Realty Income Fund, Inc. ...     72,852        222,927
Credit Suisse High Yield Bond Fund ..................        400            716
DCA Total Return Fund ...............................     67,370        110,487
DCW Total Return Fund (The) .........................     35,272        111,107
Delaware Enhanced Global Dividend and Income Fund ...        100            747
Delaware Investments Arizona Municipal Income
   Fund, Inc. .......................................      4,503         46,291
Delaware Investments Colorado Municipal Income
   Fund, Inc. .......................................      1,061         12,838
Delaware Investments Global Dividend
   and Income Fund, Inc. ............................        100            491
Delaware Investments National Municipal Income Fund .        200          2,270
Denali Fund (The) ...................................      2,785         26,513
Diamond Hill Financial Trends Fund, Inc. ............     25,860        141,971
Dreman/Claymore Dividend & Income Fund ..............     41,366         75,700
Dreyfus High Yield Strategies Fund ..................     30,825         85,385
Dreyfus Municipal Income, Inc. ......................     14,004        106,430
DTF Tax-Free Income, Inc. ...........................      7,414         94,380
DWS Dreman Value Income Edge Fund, Inc. .............     80,250        317,790
DWS Multi-Market Income Trust .......................        100            645
DWS Municipal Income Trust ..........................     21,867        213,859
DWS RREEF Real Estate Fund II, Inc. .................     21,847         12,890
DWS RREEF Real Estate Fund, Inc. ....................     68,281        148,853
DWS RREEF World Real Estate & Tactical
   Strategies Fund, Inc. ............................     40,597        210,698
DWS Strategic Income Trust ..........................      9,258         81,007
Eagle Capital Growth Fund, Inc. .....................        200            872

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7% (CONTINUED)                     SHARES      VALUE
--------------------------------------------------------------------------------
Eaton Vance Credit Opportunities Fund ...............        100   $        539
Eaton Vance Floating-Rate Income Trust ..............        100            935
Eaton Vance Insured Massachusetts Municipal Bond Fund        100          1,350
Eaton Vance Insured Michigan Municipal Bond Fund ....        454          5,285
Eaton Vance Michigan Municipal Income Trust .........      1,397         15,786
Eaton Vance Pennsylvania Municipal Income Trust .....        244          2,662
Eaton Vance Short Duration Diversified Income Fund ..     21,164        280,211
Eaton Vance Tax-Advantaged Dividend Income Fund .....     84,933        858,673
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund (b) .........................    213,055      1,908,973
Eaton Vance Tax-Advantaged Global
   Dividend Opportunities Fund ......................        699          8,807
Eaton Vance Tax-Managed Global Buy-Write
   Opportunities Fund ...............................    151,524      1,530,392
Eaton Vance Tax-Managed Global Diversified
   Equity Income Fund ...............................        100            940
Equus Total Return, Inc. ............................      8,694         20,866
European Equity Fund, Inc. (The) ....................     15,618         76,528
Evergreen Global Dividend Opportunity Fund ..........     62,650        561,971
Evergreen International Balanced Income Fund ........     25,657        283,253
Evergreen Multi-Sector Income Fund ..................     34,768        382,448
Fiduciary/Claymore Dynamic Equity Fund (c) ..........        800          3,368
First Israel Fund, Inc. .............................      4,307         39,538
First Opportunity Fund, Inc. ........................      1,300          6,331
First Trust Enhanced Equity Income Fund .............     83,237        705,850
First Trust Tax-Advantaged Preferred Income Fund ....        300          1,185
First Trust/Aberdeen Emerging Opportunity Fund ......     20,503        242,140
First Trust/Aberdeen Global Opportunity Fund ........     25,083        289,709
First Trust/Four Corners Senior Floating Rate Income
   Fund .............................................     12,924        112,051
First Trust/Four Corners Senior Floating Rate Income
   Fund II ..........................................        100            940
Flaherty & Crumrine/Claymore Total Return Fund, Inc.      18,642        142,611
Fort Dearborn Income Securities, Inc. ...............        100          1,333
Foxby Corporation (a) ...............................      1,100            770
Franklin Templeton Limited Duration Income Trust ....     11,266        107,590
Franklin Universal Trust ............................     58,749        240,283
Gabelli Dividend & Income Trust .....................    119,446      1,137,126
Gabelli Global Deal Fund (The) ......................     55,211        703,940
Gabelli Global Multimedia Trust, Inc. ...............     24,737        100,927
Gabelli Global Utility & Income Trust ...............      1,600         23,488
Gabelli Healthcare and WellnessRx Trust (The) .......     17,867         88,263
General American Investors Company, Inc. ............     48,811        836,621
Global High Income Fund, Inc. .......................     21,799        201,641
Global Income & Currency Fund, Inc. .................     16,498        225,198
Global Income Fund ..................................      2,900          7,627
H&Q Healthcare Investors (a) ........................      6,164         64,044
H&Q Life Sciences Investors (a) .....................     18,169        147,714
Helios Advantage Income Fund, Inc. ..................      4,100          4,264
Helios High Income Fund, Inc. .......................     24,895         27,136
Helios Multi-Sector High Income Fund, Inc. ..........     92,898         70,602
Highland Credit Strategies Fund .....................    203,090        999,203

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Indonesia Fund, Inc. ................................        100   $        670
ING Clarion Global Real Estate Income Fund ..........      7,081         29,315
ING Clarion Real Estate Income Fund .................     16,912         58,008
ING Prime Rate Trust ................................    183,360        716,938
Japan Equity Fund, Inc. (The) .......................     75,722        331,662
Japan Smaller Capitalization Fund, Inc. .............     31,800        195,888
John Hancock Bank and Thrift Opportunity Fund .......     18,189        217,722
John Hancock Patriot Premium Dividend Fund II .......     63,621        419,899
John Hancock Tax-Advantaged Dividend Income Fund ....        100            836
John Hancock Tax-Advantaged Global Shareholder
   Yield Fund .......................................      4,261         41,545
Korea Equity Fund, Inc. .............................        100            649
Lazard Global Total Return & Income Fund, Inc. ......     12,251        132,188
Lazard World Dividend & Income Fund, Inc. ...........     11,710         90,753
Liberty All-Star Equity Fund ........................    201,603        687,466
Liberty All-Star Growth Fund, Inc. ..................     80,654        214,540
LMP Capital and Income Fund, Inc. ...................     68,854        526,045
LMP Corporate Loan Fund, Inc. .......................     15,250        118,493
LMP Real Estate Income Fund, Inc. ...................     15,681         78,405
Macquarie Global Infrastructure Total Return
   Fund, Inc. .......................................     61,223        667,943
Macquarie/First Trust Global Infrastructure/
   Utilities Dividend & Income Fund .................     43,960        384,650
Madison Strategic Sector Premium Fund ...............     11,785        111,368
Madison/Claymore Covered Call & Equity Strategy Fund      19,608        129,413
Malaysia Fund, Inc. .................................        100            554
MBIA Capital/Claymore Managed Duration Investment
   Grade Municipal Fund .............................      5,580         59,650
Mexico Equity and Income Fund, Inc. (The) ...........     28,610        142,478
Mexico Fund, Inc. (The) (a) .........................      2,600         37,700
MFS Charter Income Trust ............................     32,093        246,474
MFS InterMarket Income Trust I ......................        102            724
MFS Investment Grade Municipal Trust ................      3,056         23,745
MFS Multimarket Income Trust ........................        400          2,168
MFS Special Value Trust .............................      7,679         33,864
Montgomery Street Income Securities, Inc. ...........      1,706         23,372
Morgan Stanley Asia-Pacific Fund, Inc. ..............      1,076         11,621
Morgan Stanley California Insured Municipal
   Income Trust .....................................     15,621        178,079
Morgan Stanley California Quality Municipal
   Securities .......................................      6,458         66,582
Morgan Stanley Eastern Europe Fund, Inc. ............        500          4,670
Morgan Stanley Emerging Markets Debt Fund, Inc. .....     90,785        687,242
Morgan Stanley Emerging Markets Domestic Debt
   Fund, Inc. (b) ...................................    192,118      2,001,870
Morgan Stanley Global Opportunity Bond Fund, Inc. ...      7,136         36,750
Morgan Stanley Insured California Municipal
   Securities .......................................        100          1,286
Morgan Stanley Insured Municipal Bond Trust .........        100          1,237
Morgan Stanley Insured Municipal Income Trust .......        100          1,272
Morgan Stanley Municipal Income Opportunities
   Trust III ........................................        100            662
Morgan Stanley New York Quality Municipal Securities       3,278         37,402
New America High Income Fund, Inc. ..................      5,237         30,794
New Germany Fund, Inc. (The) ........................     40,042        303,919
New Ireland Fund, Inc. (The) ........................      1,899          9,552
NFJ Dividend, Interest & Premium Strategy Fund ......    181,223      2,004,326
Nicholas-Applegate Convertible & Income Fund ........      7,475         41,038

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Nicholas-Applegate Convertible & Income Fund II .....     28,469   $    143,484
Nicholas-Applegate Equity & Convertible Income Fund .     60,100        721,801
Nicholas-Applegate Global Equity & Convertible
   Income Fund ......................................     11,499        116,025
Nicholas-Applegate International & Premium
   Strategy Fund ....................................      3,800         39,444
Nuveen Arizona Dividend Advantage Municipal Fund ....      1,100         12,155
Nuveen Arizona Dividend Advantage Municipal Fund 2 ..        300          3,600
Nuveen Arizona Dividend Advantage Municipal Fund 3 ..        301          3,170
Nuveen California Dividend Advantage Municipal Fund .        331          3,691
Nuveen California Dividend Advantage Municipal Fund 2     16,161        182,619
Nuveen California Investment Quality Municipal Fund .     16,964        188,300
Nuveen California Municipal Market Opportunity Fund .      7,450         82,546
Nuveen California Performance Plus Municipal
   Fund, Inc. .......................................     12,093        131,451
Nuveen California Premium Income Municipal Fund .....      8,384         88,619
Nuveen California Quality Income Municipal Fund .....     10,123        119,451
Nuveen California Select Quality Municipal Fund, Inc.      2,717         30,919
Nuveen Connecticut Dividend Advantage Municipal
   Fund 2 ...........................................        100          1,340
Nuveen Connecticut Premium Income Municipal Fund ....      1,100         13,618
Nuveen Core Equity Alpha Fund .......................     30,104        277,258
Nuveen Diversified Dividend and Income Fund .........     17,491        113,866
Nuveen Equity Premium Advantage Fund ................     30,386        324,522
Nuveen Equity Premium Income Fund ...................     81,027        832,147
Nuveen Equity Premium Opportunity Fund ..............        100          1,082
Nuveen Floating Rate Income Fund ....................    111,789        737,807
Nuveen Floating Rate Income Opportunity Fund ........        100            648
Nuveen Florida Investment Quality Municipal Fund ....     20,261        226,113
Nuveen Florida Quality Income Municipal Fund ........     28,977        336,713
Nuveen Georgia Dividend Advantage Municipal Fund ....        600          7,308
Nuveen Georgia Dividend Advantage Municipal Fund 2 ..      1,269         14,416
Nuveen Georgia Premium Income Municipal Fund ........      1,000         12,090
Nuveen Global Value Opportunities Fund ..............     13,008        155,836
Nuveen Insured California Dividend Advantage
   Municipal Fund ...................................      7,585         90,792
Nuveen Insured California Premium Income Municipal
   Fund .............................................      9,162        112,601
Nuveen Insured Dividend Advantage Municipal Fund ....        963         12,220
Nuveen Insured Florida Premium Income Municipal Fund      25,507        307,614
Nuveen Insured Florida Tax Free Advantage Municipal
   Fund .............................................      2,102         24,635
Nuveen Insured Municipal Opportunity Fund, Inc. .....     58,081        705,684
Nuveen Insured New York Dividend Advantage Municipal
   Fund .............................................      6,387         78,624
Nuveen Insured New York Premium Income Municipal Fund      7,491         90,566
Nuveen Insured New York Tax Free Advantage Municipal
   Fund .............................................      1,030         12,999
Nuveen Insured Premium Income Municipal Fund 2 ......     10,106        112,177
Nuveen Insured Tax-Free Advantage Municipal Fund ....      1,916         24,007
Nuveen Investment Quality Municipal Fund, Inc. ......      2,700         33,264
Nuveen Maryland Dividend Advantage Municipal Fund 2 .        100          1,217
Nuveen Maryland Dividend Advantage Municipal Fund 3 .        100          1,210
Nuveen Michigan Dividend Advantage Municipal Fund ...      2,225         24,720
Nuveen Michigan Premium Income Municipal Fund, Inc. .      8,409         91,238
Nuveen Michigan Quality Income Municipal Fund, Inc. .     18,521        207,250
Nuveen Multi-Currency Short-Term
   Government Income Fund (b) .......................    110,134      1,441,654
Nuveen Multi-Strategy Income and Growth Fund ........    357,085      1,514,040
Nuveen Multi-Strategy Income and Growth Fund 2 (b) ..    384,554      1,707,420

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Nuveen New Jersey Dividend Advantage Municipal Fund .      2,506   $     27,942
Nuveen New Jersey Dividend Advantage Municipal Fund 2      3,487         39,961
Nuveen New Jersey Investment Quality Municipal
   Fund, Inc. .......................................     17,952        204,114
Nuveen New Jersey Premium Income Municipal Fund, Inc.     11,410        136,464
Nuveen New York Dividend Advantage Municipal Fund ...      7,289         87,541
Nuveen New York Investment Quality Municipal Fund ...     23,046        282,083
Nuveen New York Performance Plus Municipal Fund, Inc.     13,858        169,622
Nuveen New York Quality Income Municipal Fund, Inc. .     24,564        294,522
Nuveen New York Select Quality Municipal Fund, Inc. .     24,596        294,414
Nuveen Ohio Dividend Advantage Municipal Fund .......      1,908         23,716
Nuveen Ohio Dividend Advantage Municipal Fund 2 .....      2,129         25,101
Nuveen Ohio Dividend Advantage Municipal Fund 3 .....        200          2,546
Nuveen Ohio Quality Income Municipal Fund ...........      1,110         15,085
Nuveen Pennsylvania Dividend Advantage Municipal Fund      2,000         22,620
Nuveen Pennsylvania Dividend Advantage Municipal
   Fund 2 ...........................................      5,100         58,344
Nuveen Pennsylvania Investment Quality Municipal Fund     16,099        182,563
Nuveen Pennsylvania Premium Income Municipal Fund 2 .     13,414        142,323
Nuveen Performance Plus Municipal Fund ..............      2,451         30,441
Nuveen Premier Insured Municipal Income Fund, Inc. ..        100          1,268
Nuveen Premier Municipal Income Fund, Inc. ..........        100          1,175
Nuveen Premium Income Municipal Fund 2 ..............      2,107         25,705
Nuveen Premium Income Municipal Fund 4 ..............        100          1,061
Nuveen Tax-Advantaged Dividend Growth Fund ..........     36,837        296,538
Nuveen Tax-Advantaged Floating Rate Fund ............      2,600          7,254
Nuveen Tax-Advantaged Total Return Strategy Fund ....      3,302         24,270
Old Mutual Claymore Long-Short Fund .................     63,227        488,112
Petroleum & Resources Corporation ...................     12,050        232,324
Putnam Master Intermediate Income Trust .............     22,300         95,890
Putnam Premier Income Trust .........................     28,561        122,812
Renaissance Capital Growth & Income Fund III, Inc. ..      3,500         10,115
RMR Asia Pacific Real Estate Fund ...................      5,900         39,235
RMR Asia Real Estate Fund ...........................     14,849         96,519
RMR Dividend Capture Fund ...........................      3,878          6,205
RMR F.I.R.E. Fund ...................................      3,100          3,937
RMR Hospitality and Real Estate Fund ................      4,154          8,225
RMR Preferred Dividend Fund .........................      3,313          3,744
RMR Real Estate Fund (a) ............................     26,975         62,312
Seligman LaSalle International Real Estate Fund, Inc.     15,772         79,491
Singapore Fund, Inc. (The) ..........................      2,238         17,703
Source Capital, Inc. ................................      2,807         92,687
Spain Fund, Inc. (The) ..............................      8,854         41,525
Strategic Global Income Fund, Inc. ..................     15,276        124,652
SunAmerica Focused Alpha Growth Fund, Inc. ..........     39,672        387,595
SunAmerica Focused Alpha Large-Cap Fund, Inc. .......      4,825         48,009
Swiss Helvetia Fund, Inc. (The) .....................      6,993         64,825
Taiwan Greater China Fund (The) .....................        100            485
Templeton Emerging Markets Income Fund ..............    147,634      1,448,290
Thai Capital Fund, Inc. (The) .......................        100            700
Thai Fund, Inc. (The) ...............................        100            593
Tri-Continental Corporation .........................     22,913        205,300
TS&W/Claymore Tax-Advantaged Balanced Fund ..........      8,908         66,721

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 11.7% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Turkish Investment Fund, Inc. (The) .................        100   $        712
Van Kampen Dynamic Credit Opportunities Fund ........        100            754
Van Kampen Ohio Quality Municipal Trust .............        100          1,291
Van Kampen Pennsylvania Value Municipal Income Trust      10,069        110,860
Van Kampen Trust for Investment
   Grade New Jersey Municipals ......................        998         13,164
Van Kampen Trust for Investment Grade New York
   Municipals .......................................        100          1,170
Western Asset Emerging Markets Debt Fund, Inc. ......     69,006        895,698
Western Asset Emerging Markets Floating Rate
   Fund, Inc. .......................................     23,285        191,170
Western Asset Emerging Markets Income Fund, Inc. ....     55,701        502,980
Western Asset Global High Income Fund, Inc. .........     38,660        301,548
Western Asset Municipal Partners Fund, Inc. .........      3,578         42,220
Western Asset Variable Rate Strategic Fund, Inc. ....     11,342        125,102
Western Asset Worldwide Income Fund, Inc. ...........     29,615        280,750
Zweig Fund, Inc. ....................................    212,697        570,028
Zweig Total Return Fund, Inc. (The) .................    124,871        412,074
                                                                   ------------
TOTAL CLOSED-END FUNDS (Cost $58,023,666) ...........              $ 63,473,514
                                                                   ------------

================================================================================
SHORT-TERM INVESTMENTS -- 5.8%                            SHARES       VALUE
--------------------------------------------------------------------------------
UMB Money Market Fiduciary, 0.05% (b)(d)
   (Cost $31,657,632) ............................... 31,657,632   $ 31,657,632
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 89.4%
(Cost $457,729,113) ...............................                $486,326,185

OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.6% ....                  57,672,237
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $543,998,422
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c) Fair value priced (Note 2). Fair valued securities totaled $3,368 at April 30, 2009, representing 0.0% of net assets.

(d)   Variable rate security.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
APRIL 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 54.8%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.5%
   AUTO COMPONENTS -- 1.0%
      Autoliv, Inc. .................................     10,200   $    251,634
      Cooper Tire & Rubber Company ..................    197,658      1,634,632
      Drew Industries, Inc. (a) .....................     40,007        571,300
      Fuel Systems Solutions, Inc. (a) ..............     35,100        535,977
      Gentex Corporation ............................      1,200         16,044
      Goodyear Tire & Rubber Company (The) (a) ......     58,100        638,519
      Magna International, Inc. - Class A ...........      5,500        186,780
      Raser Technologies, Inc. (a) ..................    142,271        556,279
      Superior Industries International, Inc. .......     62,773        946,617
                                                                   ------------
                                                                      5,337,782
                                                                   ------------
   AUTOMOBILES -- 0.4%
      Harley-Davidson, Inc. .........................     28,100        622,696
      Thor Industries, Inc. .........................     43,800      1,006,962
      Winnebago Industries, Inc. ....................     72,830        641,632
                                                                   ------------
                                                                      2,271,290
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.8%
      Capella Education Company (a) .................     15,301        786,165
      Corinthian Colleges, Inc. (a) .................     27,900        429,660
      Escala Group, Inc. (a) ........................     32,500         62,400
      Home Solutions of America, Inc. (a) ...........     95,563          4,969
      Jackson Hewitt Tax Service, Inc. ..............      2,800         13,692
      K12, Inc. (a) .................................     37,491        659,092
      Pre-Paid Legal Services, Inc. (a) .............     10,831        398,906
      Sotheby's Holdings, Inc. - Class A ............    128,000      1,486,080
      Stewart Enterprises, Inc. - Class A ...........    171,130        597,244
                                                                   ------------
                                                                      4,438,208
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE -- 3.1%
      Ameristar Casinos, Inc. .......................      1,800         36,936
      Bally Technologies, Inc. (a) ..................      1,600         41,888
      BJ's Restaurants, Inc. (a) ....................     57,998        956,387
      Bob Evans Farms, Inc. .........................     36,200        877,850
      Brinker International, Inc. ...................      2,200         38,984
      Buffalo Wild Wings, Inc. (a) ..................     21,722        848,027
      California Pizza Kitchen, Inc. (a) ............     79,058      1,242,001
      Cheesecake Factory, Inc. (The) (a) ............      6,000        104,220
      Cracker Barrel Old Country Store, Inc. ........      4,400        143,484
      DineEquity, Inc. ..............................        300          9,612
      Gaylord Entertainment Company (a) .............     60,020        836,679
      Isle of Capri Casinos, Inc. (a) ...............        100          1,074
      Jack in the Box, Inc. (a) .....................      1,500         36,885
      Jamba, Inc. (a) ...............................    143,344        108,941
      Landry's Restaurants, Inc. (a) ................        400          3,656
      Las Vegas Sands Corporation (a) ...............    143,100      1,119,042
      Life Time Fitness, Inc. (a) ...................     54,462      1,021,707
      Monarch Casino & Resort, Inc. (a) .............        300          3,066
      P.F. Chang's China Bistro, Inc. (a) ...........     51,400      1,551,252

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.5% (CONTINUED)
   HOTELS, RESTAURANTS & LEISURE -- 3.1% (CONTINUED)
      Panera Bread Company - Class A (a) ............     16,400   $    918,564
      Peet's Coffee & Tea, Inc. (a) .................     28,285        771,615
      Penn National Gaming, Inc. (a) ................      2,600         88,452
      Pinnacle Entertainment, Inc. (a) ..............    100,224      1,250,796
      Red Robin Gourmet Burgers, Inc. (a) ...........     40,907      1,004,267
      Royal Caribbean Cruises Ltd. ..................     72,000      1,060,560
      Ruby Tuesday, Inc. (a) ........................      2,400         18,432
      Steak n Shake Company (The) (a) ...............     84,538        977,259
      Vail Resorts, Inc. (a) ........................     18,184        530,973
      VCG Holding Corporation (a) ...................     12,791         25,198
      WMS Industries, Inc. (a) ......................     28,500        915,135
      Wynn Resorts Ltd. (a) .........................     12,400        486,452
                                                                   ------------
                                                                     17,029,394
                                                                   ------------
   HOUSEHOLD DURABLES -- 1.6%
      American Greetings Corporation ................    105,522        828,348
      Beazer Homes USA, Inc. (a) ....................    106,500        268,380
      Black & Decker Corporation (The) ..............     13,300        535,990
      Brookfield Homes Corporation ..................     46,060        241,815
      Cavco Industries, Inc. (a) ....................     19,242        451,032
      Dr. Horton, Inc. ..............................      5,600         73,080
      Ethan Allen Interiors, Inc. ...................     60,236        810,174
      Harman International Industries, Inc. .........      2,500         45,475
      iRobot Corporation (a) ........................     33,485        384,073
      KB Home .......................................     10,800        195,156
      MDC Holdings, Inc. ............................     11,700        399,906
      Meritage Homes Corporation (a) ................      6,000        124,860
      Mohawk Industries, Inc. (a) ...................      6,100        288,591
      Pulte Homes, Inc. .............................      5,800         66,758
      Ryland Group, Inc. (The) ......................      2,400         49,704
      Sealy Corporation (a) .........................    105,879        374,812
      Snap-on, Inc. .................................     10,700        362,944
      Stanley Works (The) ...........................     15,200        578,056
      Tempur-Pedic International, Inc. ..............     92,880      1,194,437
      Toll Brothers, Inc. (a) .......................      3,100         62,806
      Whirlpool Corporation .........................     30,600      1,381,896
                                                                   ------------
                                                                      8,718,293
                                                                   ------------
   INTERNET & CATALOG RETAIL -- 1.1%
      BIDZ.com, Inc. (a) ............................      2,021          8,327
      Blue Nile, Inc. (a) ...........................     40,700      1,732,192
      NetFlix, Inc. (a) .............................     31,845      1,442,897
      NutriSystem, Inc. .............................     61,616        846,604
      Overstock.com, Inc. (a) .......................     44,828        604,281
      PetMed Express, Inc. (a) ......................     45,725        743,488
      Priceline.com, Inc. (a) .......................      1,200        116,508
      Stamps.com, Inc. (a) ..........................     28,717        268,791
                                                                   ------------
                                                                      5,763,088
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.5% (CONTINUED)
   LEISURE EQUIPMENT & PRODUCTS -- 0.6%
      Brunswick Corporation .........................      1,100   $      6,578
      Eastman Kodak Company .........................     82,000        250,100
      Hasbro, Inc. ..................................     13,500        359,910
      JAKKS Pacific, Inc. (a) .......................      1,200         15,180
      Polaris Industries, Inc. ......................     33,395      1,117,063
      Pool Corporation ..............................     70,500      1,259,130
                                                                   ------------
                                                                      3,007,961
                                                                   ------------
   MEDIA -- 1.6%
      Charter Communications, Inc. - Class A (a) ....     20,500            728
      Cox Radio, Inc. - Class A (a) .................    130,619        626,971
      Dish Network Corporation - Class A (a) ........        300          3,975
      DreamWorks Animation SKG, Inc. - Class A (a) ..      1,800         43,218
      Gannett Company, Inc. .........................    396,065      1,548,614
      Harte-Hanks, Inc. .............................     81,372        672,133
      Hearst-Argyle Television, Inc. ................      6,600         29,700
      Interpublic Group of Companies, Inc. (a) ......    139,200        871,392
      Lamar Advertising Company - Class A (a) .......    105,600      1,784,640
      Lee Enterprises, Inc. .........................    103,443         39,308
      Martha Stewart Living Omnimedia, Inc. (a) .....     56,500        204,530
      McClatchy Company - Class A ...................     20,438         10,832
      Media General, Inc. ...........................     89,025        231,465
      Meredith Corporation ..........................     66,575      1,669,701
      Morningstar, Inc. (a) .........................        300         11,901
      New York Times Company (The) ..................    121,729        654,902
      Regal Entertainment Group - Class A ...........     11,800        154,108
      Virgin Media, Inc. ............................     25,700        198,404
                                                                   ------------
                                                                      8,756,522
                                                                   ------------
   MULTI-LINE RETAIL -- 0.3%
      Dillard's, Inc. ...............................      1,900         14,649
      Fred's, Inc. ..................................     74,971      1,024,104
      Sears Holdings Corporation (a) ................     13,779        860,774
                                                                   ------------
                                                                      1,899,527
                                                                   ------------
   SPECIALTY RETAIL -- 3.3%
      Aaron's, Inc. .................................      1,400         46,984
      Abercrombie & Fitch Company - Class A .........      2,400         64,944
      Aeropostale, Inc. (a) .........................      3,900        132,483
      American Eagle Outfitters, Inc. ...............        100          1,482
      AnnTaylor Stores Corporation (a) ..............     17,100        126,369
      AutoNation, Inc. (a) ..........................     79,700      1,411,487
      Barnes & Noble, Inc. ..........................      2,800         73,136
      Blockbuster, Inc. - Class A (a) ...............    236,288        189,030
      CarMax, Inc. (a) ..............................     86,091      1,098,521
      Christopher & Banks Corporation ...............     20,477        113,852
      Collective Brands, Inc. (a) ...................     49,100        712,932
      Conn's, Inc. (a) ..............................     49,090        807,040
      Dick's Sporting Goods, Inc. (a) ...............      9,500        180,500
      DSW, Inc. - Class A (a) .......................     83,007        902,286

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.5% (CONTINUED)
   SPECIALTY RETAIL -- 3.3% (CONTINUED)
      Foot Locker, Inc. .............................        500   $      5,945
      Genesco, Inc. (a) .............................        700         15,946
      Group 1 Automotive, Inc. ......................     81,645      1,739,038
      Guess?, Inc. ..................................      5,100        132,804
      Gymboree Corporation (a) ......................      9,400        323,360
      Haverty Furniture Companies, Inc. .............     66,500        721,525
      Hibbett Sports, Inc. (a) ......................     57,362      1,195,998
      Hot Topic, Inc. (a) ...........................     12,600        154,224
      J. Crew Group, Inc. (a) .......................     81,800      1,407,778
      Jos. A. Bank Clothiers, Inc. (a) ..............     18,859        762,658
      Limited Brands, Inc. ..........................     17,800        203,276
      Men's Warehouse, Inc. (The) ...................     55,300      1,030,792
      OfficeMax, Inc. ...............................      2,600         19,370
      Pep Boys - Manny Moe & Jack (The) .............     50,400        372,960
      PetSmart, Inc. ................................      2,700         61,776
      RadioShack Corporation ........................      9,700        136,576
      Rent-A-Center, Inc. (a) .......................      1,900         36,575
      Systemax, Inc. (a) ............................     29,200        492,312
      Talbots, Inc. .................................    155,417        366,784
      Tiffany & Company .............................     32,100        928,974
      Tractor Supply Company (a) ....................     22,500        908,550
      Tween Brands, Inc. (a) ........................        400          1,168
      Urban Outfitters, Inc. (a) ....................      3,700         72,113
      West Marine, Inc. (a) .........................     40,837        234,813
      Williams-Sonoma, Inc. .........................      2,800         39,200
      Zale Corporation (a) ..........................    119,111        443,093
      Zumiez, Inc. (a) ..............................     11,400        137,484
                                                                   ------------
                                                                     17,806,138
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
      Cherokee, Inc. ................................     30,926        565,018
      Columbia Sportswear Company ...................     23,200        712,704
      Hanesbrands, Inc. (a) .........................     71,900      1,183,474
      Iconix Brand Group, Inc. (a) ..................    109,809      1,565,876
      Jones Apparel Group, Inc. .....................     69,600        643,104
      Kenneth Cole Productions, Inc. - Class A ......      9,964         68,951
      K-Swiss, Inc. - Class A .......................     37,700        378,508
      lululemon athletica, Inc. (a) .................    109,303      1,524,777
      Phillips-Van Heusen Corporation ...............      1,600         46,448
      Polo Ralph Lauren Corporation .................      1,200         64,608
      Steven Madden Ltd. (a) ........................        700         20,594
      Timberland Company (The) - Class A (a) ........      3,800         61,712
      True Religion Apparel, Inc. (a) ...............     66,243      1,043,990
      Under Armour, Inc. - Class A (a) ..............     35,771        842,049
      Volcom, Inc. (a) ..............................     48,699        656,950
      Wolverine World Wide, Inc. ....................      1,300         27,079
                                                                   ------------
                                                                      9,405,842
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.9%
   BEVERAGES -- 0.1%
      Boston Beer Company, Inc. - Class A (a) .......     15,520   $    412,832
      Jones Soda Company (a) ........................    128,177        137,150
      PepsiAmericas, Inc. ...........................     12,000        294,840
                                                                   ------------
                                                                        844,822
                                                                   ------------
   FOOD & STAPLES RETAILING -- 0.2%
      Great Atlantic & Pacific Tea Company, Inc.
         (The) (a) ..................................    138,627      1,017,522
      Pantry, Inc. (a) ..............................        500         11,810
                                                                   ------------
                                                                      1,029,332
                                                                   ------------
   FOOD PRODUCTS -- 1.1%
      Cal-Maine Foods, Inc. .........................     33,820        895,215
      Chiquita Brands International, Inc. (a) .......      7,800         59,046
      Flowers Foods, Inc. ...........................     34,700        801,570
      Green Mountain Coffee Roasters, Inc. (a) ......     12,830        927,737
      Hain Celestial Group, Inc. (The) (a) ..........     47,965        800,536
      Smithfield Foods, Inc. (a) ....................     87,700        757,728
      Synutra International, Inc. (a) ...............      8,034         67,807
      Tootsie Roll Industries, Inc. .................     30,217        735,787
      Treehouse Foods Inc. (a) ......................     31,900        848,221
                                                                   ------------
                                                                      5,893,647
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 0.0%
      Energizer Holdings, Inc. (a) ..................      1,000         57,300
                                                                   ------------

   PERSONAL PRODUCTS -- 0.4%
      Chattem, Inc. (a) .............................     18,580      1,020,228
      Estee Lauder Companies, Inc. (The) - Class A ..      4,400        131,560
      Mannatech, Inc. ...............................     99,829        436,253
      USANA Health Sciences, Inc. (a) ...............     20,448        488,911
                                                                   ------------
                                                                      2,076,952
                                                                   ------------
   TOBACCO -- 0.1%
      Universal Corporation .........................     21,721        655,105
                                                                   ------------

ENERGY -- 1.4%
   ENERGY EQUIPMENT & SERVICES -- 0.3%
      Allis-Chalmers Energy, Inc. (a) ...............        800          1,544
      Atwood Oceanics, Inc. (a) .....................      4,300         95,976
      Bristow Group, Inc. (a) .......................     25,900        589,484
      Carbo Ceramics, Inc. ..........................     14,800        454,508
      Core Laboratories N.V. ........................      1,400        116,522
      Dresser-Rand Group, Inc. (a) ..................      1,700         41,871
      Helmerich & Payne, Inc. .......................      9,400        289,708
      Oil States International, Inc. (a) ............        900         17,010
      SulphCo, Inc. (a) .............................    232,659        209,393
      Tidewater, Inc. ...............................      3,500        151,375
                                                                   ------------
                                                                      1,967,391
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 1.1%
      Berry Petroleum Company - Class A .............     16,300        268,624
      Carrizo Oil & Gas, Inc. (a) ...................        900         11,097

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY -- 1.4% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS -- 1.1% (CONTINUED)
      Cheniere Energy, Inc. (a) .....................    184,279   $    726,059
      Crosstex Energy, Inc. .........................     10,204         20,102
      Delta Petroleum Corporation (a) ...............    117,898        346,620
      Evergreen Energy, Inc. (a) ....................    302,222        332,746
      Frontline Ltd. ................................      3,600         72,468
      FX Energy, Inc. (a) ...........................      6,100         22,936
      GeoGlobal Resources, Inc. (a) .................     14,023         19,772
      Interoil Corporation (a) ......................      8,437        272,431
      James River Coal Company (a) ..................      4,200         59,808
      McMoRan Exploration Company (a) ...............     68,500        376,065
      Nordic American Tanker Shipping Ltd. ..........     12,424        403,407
      Overseas Shipholding Group, Inc. ..............      4,100        117,711
      Pacific Ethanol, Inc. (a) .....................    136,969         50,679
      Permian Basin Royalty Trust ...................      6,390         56,360
      Pioneer Natural Resources Company .............        100          2,312
      PrimeEnergy Corporation (a) ...................        196          8,328
      Swift Energy Company (a) ......................      3,100         33,542
      Tri-Valley Corporation (a) ....................     61,374         76,718
      Tsakos Energy Navigation Ltd. .................      1,900         29,754
      USEC, Inc. (a) ................................    202,377      1,252,714
      Verenium Corporation (a) ......................     47,283         16,076
      Whiting Petroleum Corporation (a) .............      7,400        242,424
      World Fuel Services Corporation ...............     25,685        979,369
                                                                   ------------
                                                                      5,798,122
                                                                   ------------
FINANCIALS -- 9.1%
   CAPITAL MARKETS -- 1.2%
      Affiliated Managers Group, Inc. (a) ...........      1,400         79,590
      Allied Capital Corporation ....................      2,300          5,658
      Cohen & Steers, Inc. ..........................     59,149        870,673
      Evercore Partners, Inc. - Class A .............     52,630        993,654
      Fortress Investment Group LLC - Class A .......      1,900          6,574
      Gladstone Capital Corporation .................     26,763        179,580
      Greenhill & Company, Inc. .....................     10,927        847,170
      Janus Capital Group, Inc. .....................        200          2,006
      Jefferies Group, Inc. .........................      2,800         54,796
      KBW, Inc. (a) .................................     21,200        512,828
      Knight Capital Group, Inc. (a) ................        200          3,098
      Legg Mason, Inc. ..............................     12,700        254,889
      MF Global Ltd. (a) ............................    293,192      1,788,471
      NGP Capital Resources Company .................     20,298        142,492
      optionsXpress Holdings, Inc. ..................      4,500         74,070
      Pzena Investment Management, Inc. .............     66,970        318,108
      Raymond James Financial, Inc. .................     41,300        647,997
      W.P. Stewart & Company Ltd. (a) ...............        104            364
                                                                   ------------
                                                                      6,782,018
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.1% (CONTINUED)
   COMMERCIAL BANKS -- 4.4%
      BancorpSouth, Inc. ............................      1,200   $     27,900
      BancTrust Financial Group, Inc. ...............     12,745         83,862
      Bank of the Ozarks, Inc. ......................     33,618        834,735
      BOK Financial Corporation .....................     13,694        515,716
      Capital City Bank Group, Inc. .................      8,322        125,163
      Cardinal Financial Corporation ................      6,024         47,288
      Cascade Bancorp, Inc. .........................     45,084         74,839
      Cathay General Bancorp ........................     50,214        563,401
      Chemical Financial Corporation ................     27,936        596,434
      City Bank .....................................      9,239         28,918
      City National Corporation .....................      3,600        131,760
      CoBiz Financial, Inc. .........................     61,036        358,281
      Colonial Bancgroup, Inc. (The) ................    108,955         82,806
      Comerica, Inc. ................................      6,100        127,978
      Community Bank System, Inc. ...................     37,900        623,455
      CVB Financial Corporation .....................    104,400        627,444
      East West Bancorp, Inc. .......................     66,847        456,565
      Fifth Third Bancorp ...........................     16,800         68,880
      First BanCorp .................................    147,786        814,301
      First Busey Corporation .......................     35,689        279,445
      First Financial Bankshares, Inc. ..............     17,450        859,936
      First South Bancorp, Inc. .....................      2,990         34,564
      Frontier Financial Corporation ................     63,534         90,218
      Glacier Bancorp, Inc. .........................     43,600        667,952
      Great Southern Bancorp, Inc. ..................     17,818        293,819
      Horizon Financial Corporation .................        100            149
      IberiaBank Corporation ........................     13,400        612,112
      International Bancshares Corporation ..........     76,022      1,027,057
      KeyCorp .......................................     20,500        126,075
      Midwest Bank Holdings, Inc. (a) ...............      5,300          8,586
      National Penn Bancshares, Inc. ................     83,700        677,133
      Old National Bancorp ..........................     51,294        699,137
      Old Second Bancorp, Inc. ......................     36,375        196,425
      Pacific Capital Bancorp .......................     73,222        508,161
      PacWest Bancorp ...............................     42,886        624,849
      Park National Corporation .....................     16,627      1,113,178
      PrivateBancorp, Inc. ..........................     40,437        818,849
      Prosperity Bancshares, Inc. ...................     29,500        819,215
      Provident Bankshares Corporation ..............    146,285      1,285,845
      Republic Bancorp, Inc. - Class A ..............      2,535         56,378
      Sandy Spring Bancorp, Inc. ....................     31,086        505,148
      Seacoast Banking Corporation of Florida .......     61,361        258,943
      Security Bank Corporation .....................     32,973         18,795
      Sterling Bancorp ..............................     19,100        218,504
      Sterling Financial Corporation ................    240,359        766,745
      Suffolk Bancorp ...............................     17,451        446,746
      Synovus Financial Corporation .................     35,100        113,373
      Towne Bank ....................................      2,400         41,352

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.1% (CONTINUED)
   COMMERCIAL BANKS -- 4.4% (CONTINUED)
      UCBH Holdings, Inc. ...........................    389,791   $    498,932
      Umpqua Holdings Corporation ...................     55,296        530,289
      United Bankshares, Inc. .......................     39,032      1,012,490
      United Community Banks, Inc. ..................    127,874        824,786
      United Security Bancshares, Inc. ..............      1,560         11,298
      W Holding Company, Inc. .......................      6,498        150,559
      Westamerica Bancorporation ....................     15,500        831,265
      Western Alliance Bancorporation (a) ...........     68,203        444,002
      Wilshire Bancorp, Inc. ........................     16,200         65,448
      Zions Bancorporation ..........................      9,900        108,207
                                                                   ------------
                                                                     23,835,691
                                                                   ------------
   CONSUMER FINANCE -- 0.5%
      AmeriCredit Corporation (a) ...................    162,651      1,654,161
      CompuCredit Corporation (a) ...................     40,780        130,496
      SLM Corporation (a) ...........................      1,300          6,279
      World Acceptance Corporation (a) ..............     32,710        970,833
                                                                   ------------
                                                                      2,761,769
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.6%
      Asset Acceptance Capital Corporation (a) ......     54,950        455,536
      Asta Funding, Inc. ............................      2,300          6,624
      Financial Federal Corporation .................     30,470        749,867
      Life Partners Holdings, Inc. ..................     29,681        555,628
      Portfolio Recovery Associates, Inc. (a) .......     34,394      1,202,758
      Primus Guaranty Ltd. (a) ......................      5,156         10,518
                                                                   ------------
                                                                      2,980,931
                                                                   ------------
   INSURANCE -- 0.6%
      Arch Capital Group Ltd. (a) ...................        700         40,446
      Assurant, Inc. ................................      2,200         53,768
      Axis Capital Holdings Ltd. ....................     27,400        675,136
      Crawford & Company - Class B (a) ..............     14,124         84,038
      Endurance Specialty Holdings Ltd. .............      1,700         44,472
      LandAmerica Financial Group, Inc. .............     92,077          4,235
      MBIA, Inc. (a) ................................    156,845        741,877
      Montpelier Re Holdings Ltd. ...................        900         11,214
      Presidential Life Corporation .................      3,800         40,622
      Principal Financial Group, Inc. ...............     13,000        212,420
      Reinsurance Group of America, Inc. ............      1,200         38,148
      RLI Corporation ...............................      6,200        297,786
      Safety Insurance Group, Inc. ..................     20,518        678,120
      Tower Group, Inc. .............................      2,400         65,256
      Zenith National Insurance Corporation .........     11,300        257,527
                                                                   ------------
                                                                      3,245,065
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 1.7%
      Alesco Financial, Inc. ........................    132,209         56,850
      American Campus Communities, Inc. .............      9,300        201,624
      Anthracite Capital, Inc. ......................     15,590          6,236
      Arbor Realty Trust, Inc. ......................     61,977        174,155

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.1% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS -- 1.7% (CONTINUED)
      Capital Trust, Inc. ...........................     60,342   $    102,581
      Cousins Properties, Inc. ......................     67,573        570,992
      Digital Realty Trust, Inc. ....................     17,700        637,377
      Duke Realty Corporation .......................      6,800         66,436
      Equity One, Inc. ..............................     94,645      1,408,318
      Essex Property Trust, Inc. ....................      2,800        177,772
      Federal Realty Investment Trust ...............     15,800        872,160
      Health Care REIT, Inc. ........................      3,800        129,466
      iStar Financial, Inc. .........................     58,800        198,156
      Macerich Company (The) ........................     51,800        908,054
      Mack-Cali Realty Corporation ..................      2,000         53,720
      Newcastle Investment Corporation ..............     22,288         13,819
      NorthStar Realty Finance Corporation ..........    214,885        681,185
      Pennsylvania Real Estate Investment Trust .....     24,400        189,100
      RAIT Financial Trust ..........................    214,296        317,158
      Ramco-Gershenson Properties Trust .............     46,806        514,866
      Realty Income Corporation .....................      5,700        127,281
      Redwood Trust, Inc. ...........................      1,500         24,405
      Regency Centers Corporation ...................     11,200        419,440
      SL Green Realty Corporation ...................      7,300        128,918
      Sun Communities, Inc. .........................      4,800         70,320
      Tanger Factory Outlet Centers, Inc. ...........     21,400        713,048
      Universal Health Realty Income Trust ..........      8,299        265,734
                                                                   ------------
                                                                      9,029,171
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
      Avatar Holdings, Inc. (a) .....................     17,277        321,007
      CB Richard Ellis Group, Inc. - Class A (a) ....     18,600        139,500
      Consolidated Tomoka Land Company ..............      1,207         41,991
                                                                   ------------
                                                                        502,498
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE -- 0.0%
      Brooklyn Federal Bancorp, Inc. ................        349          4,334
      Corus Bankshares, Inc. (a) ....................    110,218         23,146
      Downey Financial Corporation ..................     42,834          1,114
      FirstFed Financial Corporation (a) ............     23,697         10,427
      Guaranty Financial Group, Inc. (a) ............     62,759         37,028
      Triad Guaranty, Inc. (a) ......................     21,250          7,012
      Viewpoint Financial, Inc. .....................      3,262         50,757
      Washington Federal, Inc. ......................      2,000         25,960
                                                                   ------------
                                                                        159,778
                                                                   ------------
HEALTH CARE -- 8.6%
   BIOTECHNOLOGY -- 3.9%
      Alnylam Pharmaceuticals, Inc. (a) .............     56,851      1,044,353
      Anadys Pharmaceuticals, Inc. (a) ..............    105,200        261,948
      Arena Pharmaceuticals, Inc. (a) ...............    272,925        766,919
      Array Biopharma, Inc. (a) .....................    186,052        545,132
      BioMarin Pharmaceutical, Inc. (a) .............     27,900        358,794
      BioSante Pharmaceuticals, Inc. (a) ............      8,997         18,534
      Celldex Therapeutics, Inc. (a) ................        400          3,464

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 8.6% (CONTINUED)
   BIOTECHNOLOGY -- 3.9% (CONTINUED)
      Cepheid, Inc. (a) .............................     99,487   $    965,024
      Cleveland BioLabs, Inc. (a) ...................     13,437         46,492
      Cougar Biotechnoloy, Inc. (a) .................     22,779        795,443
      Dendreon Corporation (a) ......................    141,586      3,001,623
      Dyax Corporation (a) ..........................     98,803        193,654
      Enzon Pharmaceuticals, Inc. (a) ...............     92,922        534,302
      GenVec, Inc. (a) ..............................     39,932         27,952
      Geron Corporation (a) .........................    233,932      1,202,410
      GTx, Inc. (a) .................................     57,170        561,981
      Halozyme Therapeutics, Inc. (a) ...............     52,691        333,007
      Idera Pharmaceuticals, Inc. (a) ...............     25,471        153,081
      Incyte Corporation Ltd. (a) ...................    265,524        626,637
      InterMune, Inc. (a) ...........................     77,715      1,052,261
      Introgen Therapeutics, Inc. (a) ...............     99,112          4,956
      Isis Pharmaceuticals, Inc. (a) ................     64,141      1,005,731
      MannKind Corporation (a) ......................     79,600        325,564
      Martek Biosciences Corporation (a) ............     51,736        942,630
      Metabolix, Inc. (a) ...........................     77,665        613,553
      Micromet, Inc. (a) ............................      1,928          6,594
      Momenta Pharmaceuticals, Inc. (a) .............     55,388        620,346
      Neurocrine Biosciences, Inc. (a) ..............    116,987        386,057
      Northfield Laboratories, Inc. (a) .............    207,951        103,975
      Onyx Pharmaceuticals, Inc. (a) ................      2,500         64,750
      PDL BioPharma, Inc. ...........................     12,300         87,945
      Progenics Pharmaceuticals, Inc. (a) ...........     13,551         74,259
      Rigel Pharmaceuticals, Inc. (a) ...............    137,267        911,453
      Sangamo Biosciences, Inc. (a) .................    118,347        502,975
      Savient Pharmaceuticals, Inc. (a) .............    304,837      1,609,539
      StemCells, Inc. (a) ...........................    140,134        238,228
      Synta Pharmaceuticals Corporation (a) .........     21,851         71,016
      Theravance, Inc. (a) ..........................     43,534        623,842
      Trimeris, Inc. ................................     18,127         36,435
      Vanda Pharmaceuticals, Inc. (a) ...............        100            101
      ZymoGenetics, Inc. (a) ........................    186,082        651,287
                                                                   ------------
                                                                     21,374,247
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
      Abaxis, Inc. (a) ..............................     47,756        722,071
      Align Technology, Inc. (a) ....................    104,025      1,290,950
      ArthroCare Corporation (a) ....................     37,602        302,696
      Bovie Medical Corporation (a) .................      3,200         21,600
      Conceptus, Inc. (a) ...........................     74,723      1,011,750
      Cooper Companies, Inc. (The) ..................      3,700        106,375
      Cyberonics, Inc. (a) ..........................     52,538        695,603
      Edwards Lifesciences Corporation (a) ..........      1,000         63,380
      Greatbatch, Inc. (a) ..........................     18,383        386,778
      Hansen Medical, Inc. (a) ......................     30,825        165,530
      Hologic, Inc. (a) .............................     12,400        184,264
      IDEXX Laboratories, Inc. (a) ..................      1,700         66,810

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 8.6% (CONTINUED)
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9% (CONTINUED)
      Insulet Corporation (a) .......................     72,566   $    417,255
      Integra LifeSciences Holdings Corporation (a) .        500         12,910
      Inverness Medical Innovations, Inc. (a) .......     36,900      1,191,501
      Masimo Corporation (a) ........................     29,100        840,990
      Meridian Bioscience, Inc. .....................      3,800         66,044
      NeuroMetrix, Inc. (a) .........................     34,086         55,560
      NuVasive, Inc. (a) ............................     29,158      1,105,088
      Quidel Corporation (a) ........................     40,200        467,928
      Stereotaxis, Inc. (a) .........................    132,263        441,758
      SurModics, Inc. (a) ...........................     30,520        662,284
                                                                   ------------
                                                                     10,279,125
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 1.1%
      Air Methods Corporation (a) ...................      6,829        181,310
      Amedisys, Inc. (a) ............................     27,000        905,580
      AMERIGROUP Corporation (a) ....................      1,200         35,844
      Bio-Reference Labs, Inc. (a) ..................     29,380        754,185
      Emergency Medical Services Corporation (a) ....     28,494        992,731
      Emeritus Corporation (a) ......................     33,500        302,840
      HealthSouth Corporation (a) ...................     99,974        936,756
      LCA-Vision, Inc. ..............................     61,498        353,613
      LifePoint Hospitals, Inc. (a) .................      4,200        108,570
      Lincare Holdings, Inc. (a) ....................      1,800         43,434
      Patterson Companies, Inc. (a) .................     10,900        223,014
      Psychiatric Solutions, Inc. (a) ...............      2,000         38,780
      Triple-S Management Corporation (a) ...........     23,680        303,578
      VCA Antech, Inc. (a) ..........................     33,800        845,676
                                                                   ------------
                                                                      6,025,911
                                                                   ------------
   HEALTH CARE TECHNOLOGY -- 0.7%
      athenahealth, Inc. (a) ........................     26,200        833,160
      Cerner Corporation (a) ........................     22,580      1,214,804
      Computer Programs and Systems, Inc. ...........     21,910        766,631
      Eclipsys Corporation (a) ......................      3,400         44,880
      Phase Forward, Inc. (a) .......................     49,900        711,574
                                                                   ------------
                                                                      3,571,049
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -- 0.3%
      AMAG Pharmaceuticals, Inc. (a) ................     33,395      1,497,766
      Charles River Laboratories International,
         Inc. (a) ...................................      4,700        129,955
      Covance, Inc. (a) .............................      7,300        286,744
      QIAGEN N.V. (a) ...............................        400          6,592
                                                                   ------------
                                                                      1,921,057
                                                                   ------------
   PHARMACEUTICALS -- 0.7%
      Acura Pharmaceuticals, Inc. (a) ...............        428          2,970
      Ardea Biosciences, Inc. (a) ...................      3,950         48,743
      BioMimetic Therapeutics, Inc. (a) .............     10,266         88,390
      Cypress Bioscience, Inc. (a) ..................     89,407        643,731
      Elite Pharmaceuticals, Inc. (a) ...............     24,200          1,452
      Pain Therapeutics, Inc. (a) ...................     37,276        176,688

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 8.6% (CONTINUED)
   PHARMACEUTICALS -- 0.7% (CONTINUED)
      POZEN, Inc. (a) ...............................     88,389   $    677,060
      Salix Pharmaceuticals Ltd. (a) ................    121,575      1,337,325
      ViroPharma, Inc. (a) ..........................     75,430        424,671
      VIVUS, Inc. (a) ...............................     45,565        182,716
      XenoPort, Inc. (a) ............................     21,227        290,173
                                                                   ------------
                                                                      3,873,919
                                                                   ------------
INDUSTRIALS -- 7.3%
   AEROSPACE & DEFENSE -- 0.4%
      AAR Corporation (a) ...........................     13,200        198,924
      BE Aerospace, Inc. (a) ........................     93,300      1,006,707
      Ceradyne, Inc. (a) ............................     32,848        566,300
      GenCorp, Inc. (a) .............................     99,291        238,298
                                                                   ------------
                                                                      2,010,229
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.0%
      Dynamex, Inc. (a) .............................      6,995        102,896
                                                                   ------------

   AIRLINES -- 0.2%
      AirTran Holdings, Inc. (a) ....................      1,600         11,120
      Alaska Air Group, Inc. (a) ....................      4,600         77,188
      Allegiant Travel Company (a) ..................     17,100        889,884
      Continental Airlines, Inc. - Class B (a) ......      4,600         48,392
      Hawaiian Holdings, Inc. (a) ...................     22,497        112,260
      JetBlue Airways Corporation (a) ...............     14,700         72,471
      UAL Corporation (a) ...........................      9,600         47,232
                                                                   ------------
                                                                      1,258,547
                                                                   ------------
   BUILDING PRODUCTS -- 1.0%
      AAON, Inc. ....................................     32,272        628,659
      American Woodmark Corporation .................     28,925        598,748
      Armstrong World Industries, Inc. (a) ..........     15,800        287,244
      Builders FirstSource, Inc. (a) ................     90,876        300,800
      Masco Corporation .............................      5,800         51,388
      Owens Corning, Inc. (a) .......................     17,500        313,250
      Simpson Manufacturing Company, Inc. ...........     38,598        859,191
      Trex Company, Inc. (a) ........................     99,590      1,090,510
      Universal Forest Products, Inc. ...............     33,198      1,114,125
      USG Corporation (a) ...........................      3,200         47,552
                                                                   ------------
                                                                      5,291,467
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES -- 0.9%
      AMREP Corporation (a) .........................     10,054        186,904
      ATC Technology Corporation (a) ................      9,518        151,241
      Corrections Corporation of America (a) ........        500          7,065
      Covanta Holding Corporation (a) ...............      3,000         42,330
      Document Security Systems, Inc. (a) ...........     21,893         41,816
      Energy Infrastructure Acquisition Corporation (a)    1,751             35
      EnerNOC, Inc. (a) .............................     33,972        593,491
      Fuel Tech, Inc. (a) ...........................     49,040        642,914
      GeoEye, Inc. (a) ..............................     46,907      1,167,515

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.3% (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES -- 0.9% (CONTINUED)
      HNI Corporation ...............................     44,147   $    684,278
      Knoll, Inc. ...................................     20,972        148,482
      McGrath RentCorp ..............................     11,814        249,748
      Mobile Mini, Inc. (a) .........................     59,559        815,958
      Standard Register Company (The) ...............     20,813        108,644
      Steelcase, Inc. - Class A .....................     15,200         68,856
                                                                   ------------
                                                                      4,909,277
                                                                   ------------
   CONSTRUCTION & ENGINEERING -- 0.0%
      EMCOR Group, Inc. (a) .........................      2,000         41,580
      MasTec, Inc. (a) ..............................      1,200         15,012
      URS Corporation (a) ...........................      2,900        127,774
                                                                   ------------
                                                                        184,366
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 1.0%
      American Superconductor Corporation (a) .......     56,955      1,463,744
      Ametek, Inc. ..................................      2,900         93,409
      Baldor Electric Company .......................     54,200      1,257,440
      Belden, Inc. ..................................        800         12,896
      C&D Technologies, Inc. (a) ....................     78,943        172,885
      Encore Wire Corporation .......................     33,680        735,571
      FuelCell Energy, Inc. (a) .....................    242,677        771,713
      GrafTech International Ltd. (a) ...............      4,900         43,071
      Medis Technologies Ltd. (a) ...................     63,019         22,687
      Microvision, Inc. (a) .........................    154,541        287,446
      Orion Energy Systems, Inc. (a) ................     17,310         73,567
      Roper Industries, Inc. ........................      5,200        237,068
      Solarfun Power Holdings Company Ltd. - ADR (a)      14,919         64,003
      SunPower Corporation - Class B (a) ............      8,600        235,468
      Valence Technology, Inc. (a) ..................     75,018        168,040
                                                                   ------------
                                                                      5,639,008
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -- 0.2%
      Textron, Inc. .................................     92,500        992,525
                                                                   ------------

   MACHINERY -- 1.7%
      3D Systems Corporation (a) ....................     20,143        141,203
      AGCO Corporation (a) ..........................     41,400      1,006,020
      Astec Industries, Inc. (a) ....................     40,500      1,248,210
      Basin Water, Inc. (a) .........................     46,221         13,866
      Briggs & Stratton Corporation .................     72,886      1,084,544
      China Fire & Security Group, Inc. (a) .........     21,737        239,324
      Flowserve Corporation .........................      4,200        285,180
      Gorman-Rupp Company (The) .....................      8,842        188,335
      Lindsay Corporation ...........................     13,600        529,176
      Middleby Corporation (The) (a) ................        400         17,508
      Nordson Corporation ...........................     24,800        899,744
      Oshkosh Corporation ...........................      9,400         90,240
      Terex Corporation (a) .........................     61,100        843,180
      Titan International, Inc. .....................     62,900        380,545

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.3% (CONTINUED)
   MACHINERY -- 1.7% (CONTINUED)
      Toro Company (The) ............................     45,009   $  1,367,373
      Valmont Industries, Inc. ......................        400         25,512
      Watts Water Technologies, Inc. - Class A ......     43,616        970,892
                                                                   ------------
                                                                      9,330,852
                                                                   ------------
   PROFESSIONAL SERVICES -- 0.8%
      Administaff, Inc. .............................        800         21,328
      CoStar Group, Inc. (a) ........................     31,294      1,159,443
      Heidrick & Struggles International, Inc. ......     34,101        576,307
      Hill International, Inc. (a) ..................     12,900         52,116
      Huron Consulting Group, Inc. (a) ..............     15,590        747,541
      Manpower, Inc. ................................      6,200        267,158
      Odyssey Marine Exploration, Inc. (a) ..........    162,582        565,785
      Robert Half International, Inc. ...............     15,600        374,712
      School Specialty, Inc. (a) ....................     19,313        362,505
                                                                   ------------
                                                                      4,126,895
                                                                   ------------
   ROAD & RAIL -- 0.6%
      Arkansas Best Corporation .....................     64,600      1,490,968
      Con-Way, Inc. .................................      1,900         47,082
      J.B. Hunt Transport Services, Inc. ............      2,200         61,864
      Kansas City Southern (a) ......................     11,000        167,750
      Knight Transportation, Inc. ...................      1,800         31,824
      Landstar System, Inc. .........................      1,200         42,732
      Ryder System, Inc. ............................      2,400         66,456
      Werner Enterprises, Inc. ......................     22,300        364,605
      YRC Worldwide, Inc. (a) .......................    263,563        798,596
                                                                   ------------
                                                                      3,071,877
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.5%
      Applied Industrial Technologies, Inc. .........      1,300         29,250
      Beacon Roofing Supply, Inc. (a) ...............     30,600        486,540
      GATX Corporation ..............................      4,400        132,484
      Houston Wire & Cable Company ..................     64,027        617,220
      MSC Industrial Direct Company, Inc. ...........      2,300         93,955
      RSC Holdings, Inc. (a) ........................     96,500        689,975
      Watsco, Inc. ..................................     20,248        869,652
                                                                   ------------
                                                                      2,919,076
                                                                   ------------
INFORMATION TECHNOLOGY -- 8.5%
   COMMUNICATIONS EQUIPMENT -- 1.0%
      ADC Telecommunications, Inc. (a) ..............      2,400         17,664
      Avocent Corporation (a) .......................     63,500        916,940
      Bel Fuse, Inc. - Class B ......................      4,046         65,464
      Blue Coat Systems, Inc. (a) ...................      1,800         23,868
      Comtech Telecommunications Corporation (a) ....      6,300        210,861
      DG FastChannel, Inc. (a) ......................     33,049        771,033
      Extreme Networks, Inc. (a) ....................     13,097         23,051
      Harris Corporation ............................      2,200         67,276
      Infinera Corporation (a) ......................     69,274        584,673
      JDS Uniphase Corporation (a) ..................      7,900         36,419

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 8.5% (CONTINUED)
   COMMUNICATIONS EQUIPMENT -- 1.0% (CONTINUED)
      Loral Space & Communications, Inc. (a) ........      6,314   $    147,432
      Palm, Inc. (a) ................................    110,942      1,163,782
      ParkerVision, Inc. (a) ........................      3,034          8,495
      Plantronics, Inc. .............................      3,000         38,220
      Polycom, Inc. (a) .............................      3,400         63,376
      Sierra Wireless, Inc. (a) .....................        300          1,692
      Tekelec (a) ...................................     73,400      1,137,700
      Telkonet, Inc. (a) ............................    156,779         14,110
      UTStarcom, Inc. (a) ...........................    212,497        248,621
                                                                   ------------
                                                                      5,540,677
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 1.6%
      Avid Technology, Inc. (a) .....................     93,726      1,037,547
      Data Domain, Inc. (a) .........................     73,610      1,220,454
      Imation Corporation ...........................     74,024        740,240
      Lexmark International, Inc. - Class A (a) .....     45,900        900,558
      Novatel Wireless, Inc. (a) ....................     71,151        487,384
      Rackable Systems, Inc. (a) ....................    124,817        569,165
      SanDisk Corporation (a) .......................     47,000        738,840
      STEC, Inc. (a) ................................    129,176      1,240,090
      Stratasys, Inc. (a) ...........................     66,927        626,437
      Synaptics, Inc. (a) ...........................     39,287      1,276,042
                                                                   ------------
                                                                      8,836,757
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.2%
      Anixter International, Inc. (a) ...............     11,100        441,558
      Arrow Electronics, Inc. (a) ...................      1,800         40,932
      Avnet, Inc. (a) ...............................      9,600        210,144
      Celestica, Inc. (a) ...........................      7,000         41,370
      China Security & Surveillance Technology,
         Inc. (a) ...................................     57,757        391,592
      CTS Corporation ...............................     15,400         93,478
      Daktronics, Inc. ..............................     65,893        595,673
      DTS, Inc. (a) .................................     45,340      1,208,311
      Echelon Corporation (a) .......................     57,879        460,717
      FARO Technologies, Inc. (a) ...................        400          6,064
      Itron, Inc. (a) ...............................      1,100         50,600
      Jabil Circuit, Inc. ...........................      2,200         17,820
      L-1 Identity Solutions, Inc. (a) ..............        600          4,392
      Littelfuse, Inc. (a) ..........................      1,300         21,307
      Maxwell Technologies, Inc. (a) ................     48,950        501,248
      Molex, Inc. ...................................      4,700         78,349
      Multi-Fineline Electronix, Inc. (a) ...........        100          2,007
      Plexus Corporation (a) ........................     19,900        440,785
      Research Frontiers, Inc. (a) ..................     28,444        103,252
      Trimble Navigation Ltd. (a) ...................      3,400         72,896
      Universal Display Corporation (a) .............    106,260      1,199,675
      X-Rite, Inc. (a) ..............................    165,113        283,994
                                                                   ------------
                                                                      6,266,164
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 8.5% (CONTINUED)
   INTERNET SOFTWARE & SERVICES -- 1.1%
      Bankrate, Inc. (a) ............................     25,680   $    642,000
      Constant Contact, Inc. (a) ....................     42,123        671,019
      GSI Commerce, Inc. (a) ........................     55,489        788,499
      IAC/InterActiveCorporation (a) ................      7,400        118,548
      iMergent, Inc. ................................      3,773         25,883
      Knot, Inc. (The) (a) ..........................     84,887        769,925
      Liquidity Services, Inc. (a) ..................      7,436         55,993
      LoopNet, Inc. (a) .............................     77,992        669,951
      Marchex, Inc. - Class B .......................     31,542        142,570
      MercadoLibre, Inc. (a) ........................        200          5,466
      Omniture, Inc. (a) ............................     24,500        301,840
      Sohu.com, Inc. (a) ............................      1,300         67,795
      VistaPrint Ltd. (a) ...........................     34,002      1,167,969
      Vocus, Inc. (a) ...............................        711         12,087
      WebMD Health Corporation (a) ..................     22,121        570,943
                                                                   ------------
                                                                      6,010,488
                                                                   ------------
   IT SERVICES -- 0.6%
      Alliance Data Systems Corporation (a) .........     25,600      1,071,872
      Euronet Worldwide, Inc. (a) ...................     93,910      1,519,464
      Heartland Payment Systems, Inc. ...............        700          5,628
      Mantech International Corporation - Class A (a)      8,200        296,758
      NeuStar, Inc. - Class A (a) ...................     11,700        222,417
      TeleTech Holdings, Inc. (a) ...................        600          7,962
                                                                   ------------
                                                                      3,124,101
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
      Advanced Energy Industries, Inc. (a) ..........        400          3,372
      Amkor Technology, Inc. (a) ....................     62,800        270,668
      Atheros Communications, Inc. (a) ..............     48,400        833,448
      Cabot Microelectronics Corporation (a) ........        400         11,524
      Cavium Networks, Inc. (a) .....................     63,490        798,704
      Cymer, Inc. (a) ...............................        800         22,728
      Cypress Semiconductor Corporation (a) .........     61,432        487,156
      EMCORE Corporation (a) ........................    146,814        182,049
      KLA-Tencor Corporation ........................      5,200        144,248
      Kulicke & Soffa Industries, Inc. (a) ..........     82,100        328,400
      Lam Research Corporation (a) ..................     12,500        348,500
      LDK Solar Company Ltd. (a) ....................     30,600        244,800
      LSI Logic Corporation (a) .....................     77,900        299,136
      Microsemi Corporation (a) .....................      1,500         20,130
      Monolithic Power Systems, Inc. (a) ............      1,100         20,350
      National Semiconductor Corporation ............     24,900        308,013
      NetLogic Microsystems, Inc. (a) ...............     25,706        837,759
      Novellus Systems, Inc. (a) ....................      6,800        122,808
      OmniVision Technologies, Inc. (a) .............    106,603      1,013,795
      Power Integrations, Inc. ......................     42,240        899,712
      Sigma Designs, Inc. (a) .......................     90,921      1,174,699
      Silicon Image, Inc. (a) .......................     95,940        260,957

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 8.5% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
   (CONTINUED)
      Standard Microsystems Corporation (a) .........      6,600   $    104,676
      Varian Semiconductor Equipment Associates,
         Inc. (a) ...................................      2,100         53,739
      Veeco Instruments, Inc. (a) ...................      1,600         11,584
                                                                   ------------
                                                                      8,802,955
                                                                   ------------
   SOFTWARE -- 1.4%
      Advent Software, Inc. (a) .....................     31,276      1,039,614
      Amdocs Ltd. (a) ...............................        200          4,186
      Blackboard, Inc. (a) ..........................     26,088        887,775
      Concur Technologies, Inc. (a) .................     25,000        676,750
      FactSet Research Systems, Inc. ................     16,700        894,953
      Informatica Corporation (a) ...................     18,400        292,560
      Interactive Intelligence, Inc. (a) ............      2,530         27,830
      Macrovision Solutions Corporation (a) .........      5,600        113,232
      Manhattan Associates, Inc.  (a) ...............     36,637        608,907
      Mentor Graphics Corporation (a) ...............      1,800         12,096
      Midway Games, Inc. (a) ........................     51,015          3,724
      Parametric Technology Corporation (a) .........      2,200         24,530
      Quality Systems, Inc. .........................     21,780      1,167,843
      Tyler Technologies, Inc. (a) ..................     50,600        834,900
      Ultimate Software Group, Inc. (The) (a) .......     46,982        879,973
      Vasco Data Security International, Inc. (a) ...        300          2,076
                                                                   ------------
                                                                      7,470,949
                                                                   ------------
MATERIALS -- 1.5%
   CHEMICALS -- 0.6%
      Altair Nanotechnologies, Inc. (a) .............    185,965        215,719
      Calgon Carbon Corporation (a) .................     55,600        944,088
      Eastman Chemical Company ......................      3,400        134,912
      International Flavors & Fragrances, Inc. ......      1,100         34,320
      NL Industries, Inc. ...........................      2,632         31,873
      Nova Chemicals Corporation ....................      2,700         15,579
      Olin Corporation ..............................     49,800        627,480
      Scotts Miracle-Gro Company (The) - Class A ....      1,700         57,409
      Valhi, Inc. ...................................     11,948        127,127
      Valspar Corporation (The) .....................      2,600         62,400
      Zoltek Companies, Inc. (a) ....................    105,949        833,819
                                                                   ------------
                                                                      3,084,726
                                                                   ------------
   CONSTRUCTION MATERIALS -- 0.6%
      Eagle Materials, Inc. .........................     32,489        903,194
      Martin Marietta Materials, Inc. ...............     10,500        882,315
      Texas Industries, Inc. ........................     33,183      1,061,192
      Vulcan Materials Company ......................      8,000        380,400
                                                                   ------------
                                                                      3,227,101
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 54.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 1.5% (CONTINUED)
   CONTAINERS & PACKAGING -- 0.1%
      Ball Corporation ..............................      3,100   $    116,932
      Crown Holdings, Inc. (a) ......................     10,000        220,500
      Owens-Illinois, Inc. (a) ......................      6,600        160,974
                                                                   ------------
                                                                        498,406
                                                                   ------------

   METALS & MINING -- 0.2%
      AK Steel Holding Corporation ..................     55,500        722,055
      Commercial Metals Company .....................      3,500         52,080
      Hecla Mining Company (a) ......................    189,882        469,009
      Schnitzer Steel Industries, Inc. - Class A ....      1,300         64,428
                                                                   ------------
                                                                      1,307,572
                                                                   ------------
   PAPER & FOREST PRODUCTS -- 0.0%
      AbitibiBowater, Inc. (a) ......................     70,886         10,775
                                                                   ------------

TELECOMMUNICATION SERVICES -- 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
      Cbeyond, Inc. (a) .............................     42,929        874,893
      Centurytel, Inc. ..............................     31,500        855,225
      Cogent Communications Group, Inc. (a) .........    120,813      1,019,662
                                                                   ------------
                                                                      2,749,780
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
      Clearwire Corporation - Class A (a) ...........     70,357        389,778
      Leap Wireless International, Inc. (a) .........      2,000         72,140
      NII Holdings, Inc. (a) ........................     12,300        198,768
      SBA Communications Corporation - Class A (a) ..      4,800        120,960
                                                                   ------------
                                                                        781,646
                                                                   ------------
UTILITIES -- 0.3%
   ELECTRIC UTILITIES -- 0.2%
      Central Vermont Public Service Corporation ....     11,600        199,056
      DPL, Inc. .....................................     37,490        840,901
      Great Plains Energy, Inc. .....................      4,000         57,880
                                                                   ------------
                                                                      1,097,837
                                                                   ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
      Calpine Corporation (a) .......................      9,200         74,612
                                                                   ------------

   MULTI-UTILITIES -- 0.0%
      Centerpoint Energy, Inc. ......................     11,400        121,296
                                                                   ------------

   WATER UTILITIES -- 0.1%
      Consolidated Water Company Ltd. ...............     15,481        207,600
                                                                   ------------

TOTAL COMMON STOCKS (Proceeds $293,421,554) .......                $298,149,402
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
RIGHTS -- 0.0%                                            SHARES       VALUE
--------------------------------------------------------------------------------
United America Indemnity Ltd. - Class A (a)(b)
   (Proceeds $6,559) ................................     11,300   $     12,085
                                                                   ------------

TOTAL SECURITIES SOLD SHORT -- 54.8% (Proceeds $293,428,113)       $298,161,487
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

(b) Fair value priced (Note 2). Fair valued short securities totaled $(12,085) at April 30, 2009, representing (0.0%) of net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 98.9%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.2%
   AUTO COMPONENTS -- 2.4%
      Federal-Mogul Corporation (a) .................      2,200   $     24,420
      TRW Automotive Holdings Corporation (a) .......      3,400         29,308
      WABCO Holdings, Inc. ..........................      1,300         20,787
                                                                   ------------
                                                                         74,515
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES -- 1.3%
      DeVry, Inc. ...................................        400         17,024
      Hillenbrand, Inc. .............................        600         10,908
      Pre-Paid Legal Services, Inc. (a) .............        400         14,732
                                                                   ------------
                                                                         42,664
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.9%
      Chipotle Mexican Grill, Inc. - Class A (a) ....        200         16,218
      CKE Restaurants, Inc. .........................      2,300         22,011
      DineEquity, Inc. ..............................        700         22,428
      International Game Technology .................      1,000         12,350
      Interval Leisure Group, Inc. (a) ..............        221          1,770
      Wyndham Worldwide Corporation .................      1,400         16,352
                                                                   ------------
                                                                         91,129
                                                                   ------------
   HOUSEHOLD DURABLES -- 2.0%
      Blyth, Inc. ...................................        500         22,040
      Meritage Homes Corporation (a) ................        900         18,729
      Newell Rubbermaid, Inc. .......................      2,200         22,990
                                                                   ------------
                                                                         63,759
                                                                   ------------
   INTERNET & CATALOG RETAIL -- 0.6%
      Liberty Media Corporation - Interactive (a) ...      3,500         18,550
                                                                   ------------

   MEDIA -- 0.7%
      Cinemark Holdings, Inc. .......................      1,400         12,460
      Interactive Data Corporation ..................        400          8,992
                                                                   ------------
                                                                         21,452
                                                                   ------------
   SPECIALTY RETAIL -- 2.3%
      Buckle, Inc. (The) ............................        400         14,948
      Jo-Ann Stores, Inc. (a) .......................        800         14,656
      Pacific Sunwear of California, Inc. (a) .......      7,400         29,970
      Rex Stores Corporation (a) ....................      1,000         11,900
                                                                   ------------
                                                                         71,474
                                                                   ------------
CONSUMER STAPLES -- 2.5%
   FOOD & STAPLES RETAILING -- 0.2%
      Weis Markets, Inc. ............................        200          7,398
                                                                   ------------

   FOOD PRODUCTS -- 1.2%
      American Dairy, Inc. (a) ......................        600          9,486
      Darling International, Inc. (a) ...............      2,200         12,584
      Del Monte Foods Company .......................      1,900         14,345
                                                                   ------------
                                                                         36,415
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.5% (CONTINUED)
   PERSONAL PRODUCTS -- 1.1%
      Herbalife Ltd. ................................        700   $     13,874
      Prestige Brands Holdings, Inc. (a) ............      1,600         10,336
      Schiff Nutrition International, Inc. (a) ......      2,300         11,040
                                                                   ------------
                                                                         35,250
                                                                   ------------
ENERGY -- 3.0%
   ENERGY EQUIPMENT & SERVICES -- 1.9%
      Complete Production Services, Inc. (a) ........      3,500         23,380
      Hercules Offshore, Inc. (a) ...................      5,600         17,920
      Willbros Group, Inc. (a) ......................      1,500         17,190
                                                                   ------------
                                                                         58,490
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 1.1%
      CVR Energy, Inc. (a) ..........................      1,800         13,248
      Encore Acquisition Company (a) ................        400         11,676
      VAALCO Energy, Inc. (a) .......................      1,900          9,063
                                                                   ------------
                                                                         33,987
                                                                   ------------
FINANCIALS -- 12.1%
   CAPITAL MARKETS -- 1.8%
      BlackRock Kelso Capital Corporation ...........      1,500          8,745
      GLG Partners, Inc. ............................      3,000          7,170
      Hercules Technology Growth Capital, Inc. ......      2,500         15,025
      Penson Worldwide, Inc. (a) ....................      1,600         16,224
      SEI Investments Company .......................        800         11,224
                                                                   ------------
                                                                         58,388
                                                                   ------------
   COMMERCIAL BANKS -- 2.2%
      Banco Latinoamericano de Exportaciones, S.A. -
         Class E - ADR ..............................      1,100         13,530
      Bank of Hawaii Corporation ....................        400         14,056
      Peapack-Gladstone Financial Corporation .......        600         11,376
      Santander BanCorp .............................      1,600         10,720
      Texas Capital Bancshares, Inc. (a) ............      1,400         19,600
                                                                   ------------
                                                                         69,282
                                                                   ------------
   CONSUMER FINANCE -- 1.0%
      Credit Acceptance Corporation (a) .............        900         20,691
      Nelnet, Inc. - Class A ........................      1,600          9,648
                                                                   ------------
                                                                         30,339
                                                                   ------------
   INSURANCE -- 5.2%
      Allied World Assurance Company Holdings Ltd. ..        300         11,142
      American Financial Group, Inc. ................      1,100         19,338
      American National Insurance Company ...........        330         22,397
      American Physicians Service Group, Inc. .......        338          6,791
      American Safety Insurance Holdings Ltd. (a) ...        900         10,242
      Argo Group International Holdings Ltd. (a) ....        500         13,995
      CNA Financial Corporation .....................      1,100         13,167
      CNA Surety Corporation (a) ....................        600         11,550
      Erie Indemnity Company - Class A ..............        200          7,064
      Genworth Financial, Inc. ......................      9,400         22,184

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 12.1% (CONTINUED)
   INSURANCE -- 5.2% (CONTINUED)
      Hanover Insurance Group, Inc. (The) ...........        200   $      5,996
      HCC Insurance Holdings, Inc. ..................        400          9,568
      IPC Holdings Ltd. .............................        400         10,416
                                                                   ------------
                                                                        163,850
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 1.6%
      Anworth Mortgage Asset Corporation ............      1,700         10,931
      Getty Realty Corporation ......................        500          9,810
      LTC Properties, Inc. ..........................        500          9,005
      National Health Investors, Inc. ...............        400         10,728
      Saul Centers, Inc. ............................        300          9,552
                                                                   ------------
                                                                         50,026
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE -- 0.3%
      Berkshire Hills Bancorp, Inc. .................        400          9,024
                                                                   ------------

HEALTH CARE -- 10.6%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
      ICU Medical, Inc. (a) .........................        500         18,800
      IDEXX Laboratories, Inc. (a) ..................        500         19,650
                                                                   ------------
                                                                         38,450
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 6.9%
      AmSurg Corporation (a) ........................        800         16,432
      Community Health Systems, Inc. (a) ............      1,000         22,840
      Coventry Health Care, Inc. (a) ................      1,300         20,683
      Health Management Associates, Inc. - Class A (a)     3,400         15,878
      HealthSpring, Inc. (a) ........................      1,200         11,076
      Molina Healthcare, Inc. (a) ...................      1,000         21,650
      Psychiatric Solutions, Inc. (a) ...............      1,000         19,390
      RehabCare Group, Inc. (a) .....................        900         15,030
      Sun Healthcare Group, Inc. (a) ................      2,300         19,481
      U.S. Physical Therapy, Inc. (a) ...............        900         10,512
      Universal Health Services, Inc. - Class B .....        500         25,200
      WellCare Health Plans, Inc. (a) ...............      1,200         18,012
                                                                   ------------
                                                                        216,184
                                                                   ------------
   HEALTH CARE TECHNOLOGY -- 0.3%
      IMS Health, Inc. ..............................        800         10,048
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      Parexel International Corporation (a) .........      1,500         14,865
      Pharmaceutical Product Development, Inc. ......        400          7,844
                                                                   ------------
                                                                         22,709
                                                                   ------------
   PHARMACEUTICALS -- 1.5%
      Caraco Pharmaceutical Laboratories Ltd. (a) ...      3,400         15,232
      King Pharmaceuticals, Inc. (a) ................      1,300         10,244
      Sepracor, Inc. (a) ............................      1,400         19,894
                                                                   ------------
                                                                         45,370
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 18.7%
   AEROSPACE & DEFENSE -- 0.4%
      Cubic Corporation .............................        400   $     11,484
                                                                   ------------

   AIR FREIGHT & LOGISTICS -- 0.9%
      Atlas Air Worldwide Holdings, Inc. (a) ........        800         21,240
      UTI Worldwide, Inc. (a) .......................        600          8,076
                                                                   ------------
                                                                         29,316
                                                                   ------------
   AIRLINES -- 1.6%
      AMR Corporation (a) ...........................      2,500         11,900
      Copa Holdings, S.A. - Class A .................        300          9,195
      Republic Airways Holdings, Inc. (a) ...........      1,400         10,024
      UAL Corporation (a) ...........................      2,100         10,332
      US Airways Group, Inc. (a) ....................      2,800         10,612
                                                                   ------------
                                                                         52,063
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES -- 3.4%
      American Ecology Corporation ..................      1,100         18,172
      American Reprographics Company (a) ............      2,000         12,900
      APAC Customer Services, Inc. (a) ..............      2,600         11,986
      Brink's Company (The) .........................        700         19,845
      Cenveo, Inc. (a) ..............................      3,400         16,048
      Deluxe Corporation ............................      1,000         14,500
      EnergySolutions, Inc. .........................      1,300         12,610
                                                                   ------------
                                                                        106,061
                                                                   ------------
   CONSTRUCTION & ENGINEERING -- 1.4%
      Dycom Industries, Inc. (a) ....................      1,800         15,156
      KBR, Inc. .....................................        700         10,934
      MasTec, Inc. (a) ..............................      1,500         18,765
                                                                   ------------
                                                                         44,855
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 2.4%
      AZZ, Inc. (a) .................................        500         15,465
      GT Solar International, Inc. (a) ..............      2,100         14,889
      II-VI, Inc. (a) ...............................        600         14,382
      Polypore International, Inc. (a) ..............        600          4,524
      Thomas & Betts Corporation (a) ................        800         24,896
                                                                   ------------
                                                                         74,156
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -- 0.5%
      McDermott International, Inc. (a) .............      1,000         16,140
                                                                   ------------

   MACHINERY -- 5.1%
      Ampco-Pittsburgh Corporation ..................        800         19,488
      CIRCOR International, Inc. ....................        700         18,011
      Gardner Denver, Inc. (a) ......................        500         13,310
      Harsco Corporation ............................        800         22,040
      L.B. Foster Company - Class A (a) .............        500         16,375
      Met-Pro Corporation ...........................      1,600         16,304
      Pall Corporation ..............................        600         15,846
      Sauer-Danfoss, Inc. ...........................      4,000         16,600
      Timken Company ................................      1,400         22,512
                                                                   ------------
                                                                        160,486
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 18.7% (CONTINUED)
   MARINE -- 0.7%
      TBS International Ltd. (a) ....................      2,700   $     21,411
                                                                   ------------

   PROFESSIONAL SERVICES -- 1.5%
      Manpower, Inc. ................................        600         25,854
      Volt Information Sciences, Inc. (a) ...........      2,900         20,822
                                                                   ------------
                                                                         46,676
                                                                   ------------
   ROAD & RAIL -- 0.7%
      Marten Transport Ltd. (a) .....................        500         10,370
      Ryder System, Inc. ............................        400         11,076
                                                                   ------------
                                                                         21,446
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      Textainer Group Holdings Ltd. .................        400          3,544
                                                                   ------------

INFORMATION TECHNOLOGY -- 25.3%
   COMMUNICATIONS EQUIPMENT -- 3.0%
      Acme Packet, Inc. (a) .........................      1,900         14,649
      Brocade Communications Systems, Inc. (a) ......      4,000         23,120
      Harmonic, Inc. (a) ............................      3,200         23,456
      Oplink Communications, Inc. (a) ...............      1,900         20,976
      Tellabs, Inc. (a) .............................      2,300         12,052
                                                                   ------------
                                                                         94,253
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 1.2%
      NCR Corporation (a) ...........................      1,500         15,225
      Teradata Corporation (a) ......................      1,400         23,408
                                                                   ------------
                                                                         38,633
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.6%
      Arrow Electronics, Inc. (a) ...................        600         13,644
      Avnet, Inc. (a) ...............................      1,200         26,268
      China Security & Surveillance Technology,
         Inc. (a) ...................................      3,100         21,018
      Cogent, Inc. (a) ..............................        800          9,072
      Ingram Micro, Inc. - Class A (a) ..............        500          7,260
      Jabil Circuit, Inc. ...........................      3,200         25,920
      Rogers Corporation (a) ........................        500         12,725
      Tech Data Corporation (a) .....................        900         25,911
      Trimble Navigation Ltd. (a) ...................        900         19,296
      Vishay Intertechnology, Inc. (a) ..............      2,200         12,914
                                                                   ------------
                                                                        174,028
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 2.4%
      AsiaInfo Holdings, Inc. (a) ...................        600         10,050
      Rackspace Hosting, Inc. (a) ...................      1,400         12,866
      S1 Corporation (a) ............................      2,600         16,120
      SAVVIS, Inc. (a) ..............................      1,700         19,346
      Websense, Inc. (a) ............................      1,000         17,830
                                                                   ------------
                                                                         76,212
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 25.3% (CONTINUED)
   IT SERVICES -- 5.9%
      Broadridge Financial Solutions, Inc. ..........      1,200   $     23,220
      CACI International, Inc. - Class A (a) ........        500         19,775
      Convergys Corporation (a) .....................      1,700         17,187
      Genpact Ltd. (a) ..............................      1,300         11,648
      Global Payments, Inc. .........................        300          9,618
      Lender Processing Services, Inc. ..............        300          8,598
      Metavante Technologies, Inc. (a) ..............        800         18,872
      Ness Technologies, Inc. (a) ...................      5,500         20,295
      Perot Systems Corporation (a) .................        800         11,248
      TeleTech Holdings, Inc. (a) ...................      1,600         21,232
      TNS, Inc. (a) .................................      1,297         21,854
                                                                   ------------
                                                                        183,547
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.8%
      Atmel Corporation (a) .........................      3,200         12,288
      Cree, Inc. (a) ................................        500         13,695
      Fairchild Semiconductor International, Inc. (a)      4,300         26,488
      Integrated Device Technology, Inc. (a) ........      2,300         12,489
      Intersil Corporation - Class A ................      1,300         15,080
      Micron Technology, Inc. (a) ...................      4,800         23,424
      Triquint Semiconductor, Inc. (a) ..............      4,300         16,469
                                                                   ------------
                                                                        119,933
                                                                   ------------
   SOFTWARE -- 3.4%
      ArcSight, Inc. (a) ............................      1,600         24,160
      Double-Take Software, Inc. (a) ................      1,900         15,428
      Net 1 UEPS Technologies, Inc. (a) .............        700         11,550
      NetScout Systems, Inc. (a) ....................      1,023          9,197
      Novell, Inc. (a) ..............................      2,200          8,272
      Parametric Technology Corporation (a) .........        800          8,920
      PROS Holdings, Inc. (a) .......................      1,700         10,982
      Quest Software, Inc. (a) ......................      1,300         18,889
                                                                   ------------
                                                                        107,398
                                                                   ------------
MATERIALS -- 9.2%
   CHEMICALS -- 3.8%
      Airgas, Inc. ..................................        300         12,936
      Celanese Corporation - Series A ...............      1,300         27,092
      Cytec Industries, Inc. ........................        900         17,874
      Huntsman Corporation ..........................      3,100         16,616
      Lubrizol Corporation ..........................        600         25,932
      NewMarket Corporation .........................        300         18,900
                                                                   ------------
                                                                        119,350
                                                                   ------------
   CONTAINERS & PACKAGING -- 2.7%
      Bemis Company, Inc. ...........................        500         12,020
      BWAY Holding Company (a) ......................        800          7,456
      Pactiv Corporation (a) ........................        800         17,488
      Rock-Tenn Company - Class A ...................        400         15,104
      Silgan Holdings, Inc. .........................        400         18,596
      Temple-Inland, Inc. ...........................      1,300         15,522
                                                                   ------------
                                                                         86,186
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 9.2% (CONTINUED)
   METALS & MINING -- 1.4%
      AMCOL International Corporation ...............      1,000   $     19,380
      Commercial Metals Company .....................      1,600         23,808
                                                                   ------------
                                                                         43,188
                                                                   ------------
   PAPER & FOREST PRODUCTS -- 1.3%
      International Paper Company ...................      2,200         27,852
      P.H. Glatfelter Company .......................      1,400         12,432
                                                                   ------------
                                                                         40,284
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.7%
   WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
      NII Holdings, Inc. (a) ........................        600          9,696
      Syniverse Holdings, Inc. (a) ..................        900         11,340
                                                                   ------------
                                                                         21,036
                                                                   ------------
UTILITIES -- 4.6%
   ELECTRIC UTILITIES -- 0.5%
      El Paso Electric Company (a) ..................        400          5,520
      NV Energy, Inc. ...............................      1,000         10,250
                                                                   ------------
                                                                         15,770
                                                                   ------------
   GAS UTILITIES -- 2.9%
      AGL Resources, Inc. ...........................        600         18,702
      Atmos Energy Corporation ......................        800         19,768
      Energen Corporation ...........................        700         25,284
      Southwest Gas Corporation .....................        500         10,105
      UGI Corporation ...............................        800         18,352
                                                                   ------------
                                                                         92,211
                                                                   ------------
   MULTI-UTILITIES -- 1.2%
      MDU Resources Group, Inc. .....................        600         10,542
      NiSource, Inc. ................................      2,300         25,277
                                                                   ------------
                                                                         35,819
                                                                   ------------

TOTAL COMMON STOCKS -- 98.9% (Cost $2,919,402) ....                $  3,104,239

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% .....                      35,782
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $  3,140,021
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)
=============================================================================================
                                                                   TFS               TFS
                                                                 MARKET             SMALL
                                                              NEUTRAL FUND        CAP FUND
---------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ...................................   $  457,729,113    $    2,919,402
                                                             ==============    ==============
   At value (Note 2) .....................................   $  486,326,185    $    3,104,239
Deposits with brokers for securities sold short (Note 2) .      346,126,001                --
Dividends and interest receivable ........................          322,003             2,270
Receivable for investment securities sold ................      114,741,120           387,771
Receivable for capital shares sold .......................        1,130,594            18,901
Receivable from Adviser (Note 4) .........................               --            20,055
Other assets .............................................           70,601            13,306
                                                             --------------    --------------
   TOTAL ASSETS ..........................................      948,716,504         3,546,542
                                                             --------------    --------------

LIABILITIES
Short-term bank borrowing ................................               --             2,810
Securities sold short, at value (Note 2)
   (proceeds $293,428,113) ...............................      298,161,487                --
Payable for investment securities purchased ..............      102,998,021           388,007
Payable for capital shares redeemed ......................        1,408,214             5,439
Dividends payable on securities sold short (Note 2) ......          125,903                --
Interest payable on securities sold short (Note 2) .......          933,691                --
Payable to Adviser (Note 4) ..............................          939,777                --
Payable to administrator (Note 4) ........................           88,100             6,000
Other accrued expenses and liabilities ...................           62,889             4,265
                                                             --------------    --------------
   TOTAL LIABILITIES .....................................      404,718,082           406,521
                                                             --------------    --------------

NET ASSETS ...............................................   $  543,998,422    $    3,140,021
                                                             ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital ..........................................   $  564,079,763    $    4,519,282
Accumulated net investment income (loss) .................       (4,231,632)           15,083
Accumulated net realized losses from security transactions      (39,713,407)       (1,579,181)
Net unrealized appreciation (depreciation) on:
   Investments ...........................................       28,597,072           184,837
   Short positions .......................................       (4,733,374)               --
                                                             --------------    --------------
Net assets ...............................................   $  543,998,422    $    3,140,021
                                                             ==============    ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ............       39,978,031           422,439
                                                             ==============    ==============

Net asset value, redemption price and
   offering price per share (a) (Note 2) .................   $        13.61    $         7.43
                                                             ==============    ==============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
============================================================================================
                                                                     TFS             TFS
                                                                   MARKET           SMALL
                                                                NEUTRAL FUND      CAP FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ................................................   $  7,545,561    $     21,242
   Interest .................................................         58,832              23
                                                                ------------    ------------
      TOTAL INVESTMENT INCOME ...............................      7,604,393          21,265
                                                                ------------    ------------

EXPENSES
   Investment advisory fees (Note 4) ........................      4,989,366             159
   Brokerage expense on securities sold short (Note 2) ......      3,796,683              --
   Dividend expense on securities sold short (Note 2) .......      2,493,810              --
   Administration fees (Note 4) .............................        215,573          12,000
   Transfer agent fees (Note 4) .............................        141,858           9,000
   Accounting services fees (Note 4) ........................         79,455          15,120
   Custodian fees ...........................................         79,690           7,176
   Registration fees ........................................         40,532           9,178
   Printing of shareholder reports ..........................         47,339           2,166
   Professional fees ........................................         22,636          14,536
   Postage and supplies .....................................         28,675           3,391
   Compliance service fees (Note 4) .........................         12,000          12,000
   Pricing fees .............................................         19,604           2,074
   Insurance expense ........................................         14,057             682
   Trustees' fees ...........................................          5,813           5,813
   Borrowing costs (Note 5) .................................          2,792             284
   Other expenses ...........................................         13,209           3,930
                                                                ------------    ------------
      TOTAL EXPENSES ........................................     12,003,092          97,509
   Fees waived and expenses reimbursed
      by the Adviser (Note 4) ...............................       (167,067)        (91,327)
                                                                ------------    ------------
      NET EXPENSES ..........................................     11,836,025           6,182
                                                                ------------    ------------

NET INVESTMENT INCOME (LOSS) ................................     (4,231,632)         15,083
                                                                ------------    ------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS AND
   SECURITIES SOLD SHORT
   Net realized gains (losses) from security transactions of:
      Investments ...........................................    (39,929,975)     (1,468,700)
      Securities sold short .................................     17,671,742              --
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................     92,573,518       1,693,879
      Securities sold short .................................    (44,164,491)             --
                                                                ------------    ------------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS .....................................     26,150,794         225,179
                                                                ------------    ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................................   $ 21,919,162    $    240,262
                                                                ============    ============

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================
                                                                  SIX MONTHS
                                                                     ENDED          FOUR MONTHS          YEAR
                                                                   APRIL 30,           ENDED            ENDED
                                                                     2009           OCTOBER 31,        JUNE 30,
                                                                  (UNAUDITED)         2008 (a)           2008
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ......................................   $   (4,231,632)   $   (2,645,461)   $   (3,825,384)
   Net realized gains (losses) from security transactions of:
      Investments ...........................................      (39,929,975)      (28,429,068)      (21,583,171)
      Short positions .......................................       17,671,742        17,317,074        27,980,135
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................       92,573,518       (54,930,256)      (20,608,839)
      Short positions .......................................      (44,164,491)        9,943,964        27,060,992
                                                                --------------    --------------    --------------
Net increase (decrease) in net assets from operations .......       21,919,162       (58,743,747)        9,023,733
                                                                --------------    --------------    --------------

FROM DISTRIBUTIONS
   Distributions from net investment income .................               --                --           (75,557)
   Distributions from net realized gains
      from security transactions ............................       (7,411,156)               --        (4,093,514)
                                                                --------------    --------------    --------------
Decrease in net assets from distributions to shareholders ...       (7,411,156)               --        (4,169,071)
                                                                --------------    --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................      242,778,333       237,571,341       201,721,125
   Net asset value of shares issued in
      reinvesment of distributions to shareholders ..........        6,647,525                --         3,396,677
   Proceeds from redemption fees collected (Note 2) .........          650,464           541,934           982,502
   Payments for shares redeemed .............................      (99,149,865)      (72,044,321)     (151,102,416)
                                                                --------------    --------------    --------------
Net increase in net assets from capital share transactions ..      150,926,457       166,068,954        55,997,888
                                                                --------------    --------------    --------------

TOTAL INCREASE IN NET ASSETS ................................      165,434,463       107,325,207        59,852,550

NET ASSETS
   Beginning of period ......................................      378,563,959       271,238,752       211,386,202
                                                                --------------    --------------    --------------
   End of period ............................................   $  543,998,422    $  378,563,959    $  271,238,752
                                                                ==============    ==============    ==============

ACCUMULATED NET INVESTMENT LOSS .............................   $   (4,231,632)   $           --    $           --
                                                                ==============    ==============    ==============

CAPITAL SHARE ACTIVITY
   Shares sold ..............................................       18,435,886        16,482,137        13,716,056
   Shares issued in reinvestment of
      distributions to shareholders .........................          529,683                --           239,540
   Shares redeemed ..........................................       (7,568,343)       (5,299,283)      (11,046,333)
                                                                --------------    --------------    --------------
   Net increase in shares outstanding .......................       11,397,226        11,182,854         2,909,263
   Shares outstanding, beginning of period ..................       28,580,805        17,397,951        14,488,688
                                                                --------------    --------------    --------------
   Shares outstanding, end of period ........................       39,978,031        28,580,805        17,397,951
                                                                ==============    ==============    ==============

(a)   Fund changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                             SIX MONTHS
                                                                ENDED        FOUR MONTHS        YEAR
                                                              APRIL 30,         ENDED          ENDED
                                                                2009         OCTOBER 31,      JUNE 30,
                                                             (UNAUDITED)      2008 (a)          2008
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) .........................   $     15,083    $      4,055    $    (87,752)
   Net realized losses from security transactions .......     (1,468,700)        (20,380)        (78,473)
   Net change in unrealized appreciation (depreciation)
      on investments ....................................      1,693,879      (1,151,693)       (763,246)
                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from operations ...        240,262      (1,168,018)       (929,471)
                                                            ------------    ------------    ------------

FROM DISTRIBUTIONS
   Distributions from net investment income .............         (4,055)             --              --
   Distributions from net realized gains
      from security transactions ........................             --              --        (760,875)
                                                            ------------    ------------    ------------
Decrease in net assets from distributions to shareholders         (4,055)             --        (760,875)
                                                            ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................      1,112,110          65,589         270,485
   Net asset value of shares issued in
      reinvesment of distributions to shareholders ......          3,976              --         748,784
   Proceeds from redemption fees collected (Note 2) .....            100             159           1,951
   Payments for shares redeemed .........................     (1,265,456)       (425,681)       (387,376)
                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions ...........................       (149,270)       (359,933)        633,844
                                                            ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................         86,937      (1,527,951)     (1,056,502)

NET ASSETS
   Beginning of period ..................................      3,053,084       4,581,035       5,637,537
                                                            ------------    ------------    ------------
   End of period ........................................   $  3,140,021    $  3,053,084    $  4,581,035
                                                            ============    ============    ============

ACCUMULATED NET INVESTMENT INCOME .......................   $     15,083    $      4,055    $         --
                                                            ============    ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ..........................................        180,895           9,051          24,283
   Shares issued in reinvestment of
      distributions to shareholders .....................            655              --          72,486
   Shares redeemed ......................................       (208,020)        (52,008)        (35,844)
                                                            ------------    ------------    ------------
   Net increase (decrease) in shares outstanding ........        (26,470)        (42,957)         60,925
   Shares outstanding, beginning of period ..............        448,909         491,866         430,941
                                                            ------------    ------------    ------------
   Shares outstanding, end of period ....................        422,439         448,909         491,866
                                                            ============    ============    ============

(a)   Fund changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                            SIX MONTHS        FOUR
                                              ENDED          MONTHS          YEAR          YEAR          YEAR          PERIOD
                                             APRIL 30,        ENDED         ENDED         ENDED         ENDED          ENDED
PER SHARE DATA FOR A SHARE                     2009        OCTOBER 31,     JUNE 30,      JUNE 30,      JUNE 30,       JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:         (UNAUDITED)      2008(b)         2008          2007          2006          2005(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    13.25     $    15.59     $    14.59    $    12.44    $    10.37     $    10.00
                                            ----------     ----------     ----------    ----------    ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) .........        (0.11)         (0.09)         (0.23)         0.01         (0.04)         (0.11)
   Net realized and unrealized gains
      (losses) on investments ...........         0.70          (2.27)          1.56          2.35          2.12           0.49
                                            ----------     ----------     ----------    ----------    ----------     ----------
Total from investment operations ........         0.59          (2.36)          1.33          2.36          2.08           0.38
                                            ----------     ----------     ----------    ----------    ----------     ----------
Less distributions:
   Distributions from net
      investment income .................           --             --          (0.01)           --            --             --
   Distributions from net realized gains
      from security transactions ........        (0.25)            --          (0.40)        (0.22)        (0.01)            --
   Distributions in excess of net
      realized gains (losses) from
      security transactions .............           --             --             --            --            --          (0.01)
                                            ----------     ----------     ----------    ----------    ----------     ----------
Total distributions .....................        (0.25)            --          (0.41)        (0.22)        (0.01)         (0.01)
                                            ----------     ----------     ----------    ----------    ----------     ----------
Proceeds from redemption
   fees collected (Note 2) ..............         0.02           0.02           0.08          0.01          0.00(c)        0.00(c)
                                            ----------     ----------     ----------    ----------    ----------     ----------
Net asset value at end of period ........   $    13.61     $    13.25     $    15.59    $    14.59    $    12.44     $    10.37
                                            ==========     ==========     ==========    ==========    ==========     ==========
Total return (d) ........................        4.77%(e)     (15.01%)(e)      9.93%        19.18%        20.04%          3.77%(e)
                                            ==========     ==========     ==========    ==========    ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) ..   $  543,998     $  378,564     $  271,239    $  211,386    $   22,478     $    8,101
                                            ==========     ==========     ==========    ==========    ==========     ==========
   Ratio of gross expenses to
      average net assets ................        5.40%(h)       4.60%(h)       4.05%         3.30%         5.10%          6.82%(h)
   Ratio of net expenses to
      average net assets (f) ............        5.32%(h)       4.55%(h)       3.94%         3.07%         3.21%          3.26%(h)
   Ratio of net expenses to average
      net assets excluding
      dividend expense (f) (g) ..........        4.20%(h)       3.68%(h)       2.80%         2.48%         2.49%          2.49%(h)
   Ratio of net expenses to average
      net assets excluding dividend
      expense, borrowing costs and
      brokerage expense on securities
      sold short (f) (g) ................        2.49%(h)       2.49%(h)       2.50%         2.48%         2.49%          2.49%(h)
   Ratio of net investment income
      (loss) to average net assets ......       (1.90%)(h)     (2.24%)(h)     (2.15%)        0.09%        (0.69%)        (1.77%)(h)
   Portfolio turnover rate ..............         200%(e)        204%(e)        536%          492%          398%           368%(h)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)   Fund changed fiscal year end to October 31.

(c)   Amount rounds to less than $0.01 per share.

(d) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)   Not annualized.

(f)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(g) Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 2.83%(h), 2.06%(h), 1.44%, 0.59%, 0.72% and 0.77%(h) of
      average net assets for the periods ended April 30, 2009, October 31, 2008 and June 30, 2008, 2007, 2006 and 2005, respectively.

(h)   Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                              SIX MONTHS       FOUR
                                                 ENDED        MONTHS           YEAR           YEAR          PERIOD
                                               APRIL 30,       ENDED          ENDED          ENDED          ENDED
PER SHARE DATA FOR A SHARE                       2009        OCTOBER 31,     JUNE 30,       JUNE 30,       JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:           (UNAUDITED)      2008(b)         2008           2007          2006(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..     $     6.80     $     9.31     $    13.08     $    10.39     $    10.00
                                              ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) .........           0.04           0.01          (0.18)         (0.07)         (0.01)
   Net realized and unrealized
      gains (losses) on investments .....           0.60          (2.52)         (1.79)          2.76           0.40
                                              ----------     ----------     ----------     ----------     ----------
Total from investment operations ........           0.64          (2.51)         (1.97)          2.69           0.39
                                              ----------     ----------     ----------     ----------     ----------

Less distributions:
   Distributions from net
      investment income .................          (0.01)            --             --             --             --
   Distributions from net realized gains
      from security transactions ........             --             --          (1.80)         (0.00)(c)         --
                                              ----------     ----------     ----------     ----------     ----------
Total distributions .....................          (0.01)            --          (1.80)         (0.00)            --
                                              ----------     ----------     ----------     ----------     ----------

Proceeds from redemption
   fees collected (Note 2) ..............           0.00(c)        0.00(c)        0.00(c)        0.00(c)          --
                                              ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........     $     7.43     $     6.80     $     9.31     $    13.08     $    10.39
                                              ==========     ==========     ==========     ==========     ==========

Total return (d) ........................          9.43%(e)     (26.96%)(e)    (16.40%)        25.93%          3.90%(e)
                                              ==========     ==========     ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) ..     $    3,140     $    3,053     $    4,581     $    5,638     $    3,932
                                              ==========     ==========     ==========     ==========     ==========

   Ratio of gross expenses to
     average net assets .................          8.30%(g)       4.44%(g)       5.57%          5.14%          8.18%(g)

   Ratio of net expenses to
     average net assets (f) .............          0.53%(g)       0.88%(g)       2.72%          2.03%          1.72%(g)

   Ratio of net expenses to average
     net assets excluding borrowing costs          0.50%(g)       0.87%(g)       2.68%          2.03%          1.72%(g)

   Ratio of net investment income
     (loss) to average net assets .......          1.28%(g)       0.28%(g)      (1.76%)        (0.69%)        (0.69%)(g)

   Portfolio turnover rate ..............           221%(e)        123%(e)        269%           419%           184%(g)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)   Fund changed fiscal year end to October 31.

(c)   Amount rounds to less than $0.01 per share.

(d) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)   Not annualized.

(f)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(g)   Annualized.

 See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The TFS Market Neutral Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the U.S. equity market, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued at market value as of the close of the regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of April 30, 2009:

--------------------------------------------------------------------------------
                                                  INVESTMENTS   OTHER FINANCIAL
TFS MARKET NEUTRAL FUND                          IN SECURITIES    INSTRUMENTS
--------------------------------------------------------------------------------
Level 1 - Quoted prices .....................   $  486,322,817   $ (298,149,402)
Level 2 - Other significant observable inputs            3,368          (12,085)
Level 3 - Significant unobservable inputs ...               --               --
                                                --------------   --------------
Total .......................................   $  486,326,185   $ (298,161,487)
                                                ==============   ==============
--------------------------------------------------------------------------------

----------------------------------------------------------------
                                                  INVESTMENTS
TFS SMALL CAP FUND                               IN SECURITIES
----------------------------------------------------------------
Level 1 - Quoted prices ....................    $    3,104,239
Level 2 - Other signficant observable inputs                --
Level 3 - Significant unobservable inputs ..                --
                                                --------------
Total ......................................    $    3,104,239
                                                ==============
----------------------------------------------------------------

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the periods ended April 30, 2009, October 31, 2008 and June 30, 2008, proceeds from redemption fees totaled $650,464, $541,934 and $982,502, respectively, for the TFS Market Neutral Fund and $100, $159 and $1,951, respectively, for the TFS Small Cap Fund.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are permanent in nature and are primarily due to differing treatments of net short-tem gains. The tax character of distributions paid by each of the Funds during the periods ended April 30, 2009, October 31, 2008 and June 30, 2008 was as follows:

------------------------------------------------------------------------------------------------
                                                                 Long-Term
                                 Period           Ordinary        Capital             Total
                                  Ended            Income          Gains          Distributions
------------------------------------------------------------------------------------------------
TFS Market Neutral Fund         4/30/2009      $  7,411,156      $      --        $  7,411,156
                               10/31/2008      $         --      $      --        $         --
                                6/30/2008      $  4,086,498      $  82,573        $  4,169,071
------------------------------------------------------------------------------------------------
TFS Market Small Cap Fund       4/30/2009      $      4,055      $      --        $      4,055
                               10/31/2008      $         --      $      --        $         --
                                6/30/2008      $    760,875      $      --        $    760,875
------------------------------------------------------------------------------------------------

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Short positions - The TFS Market Neutral Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as brokerage expenses on securities sold short in the Statement of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses - Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2009:

---------------------------------------------------------------------------------------------
                                                                TFS MARKET        TFS SMALL
                                                               NEUTRAL FUND       CAP FUND
---------------------------------------------------------------------------------------------
Tax cost of portfolio investments and securities sold short   $ 203,571,471    $   2,920,891
                                                              =============    =============
Gross unrealized appreciation .............................   $  71,999,566    $     366,720
Gross unrealized depreciation .............................     (87,406,339)        (183,372)
                                                              -------------    -------------
Net unrealized appreciation (depreciation) ................     (15,406,773)         183,348
Undistributed ordinary income .............................              --           15,083
Capital loss carryforwards ................................        (141,401)        (104,211)
Other losses ..............................................      (4,533,167)      (1,473,481)
                                                              -------------    -------------
Total accumulated deficit .................................   $ (20,081,341)   $  (1,379,261)
                                                              =============    =============
---------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of October 31, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                    TFS MARKET       TFS SMALL
EXPIRES                                            NEUTRAL FUND       CAP FUND
--------------------------------------------------------------------------------
June 30, 2016 ................................     $         --     $     16,913
October 31, 2016 .............................     $    141,401     $     87,298
--------------------------------------------------------------------------------

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the periods ended June 30, 2005 through October 31, 2008.

3.    INVESTMENT TRANSACTIONS

During the six months ended April 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S.
government securities and short positions, amounted to $919,064,437 and $755,743,719, respectively, for the TFS Market Neutral Fund and $5,340,151 and $5,459,738, respectively, for the TFS Small Cap Fund.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets (the "Base Fee"), which may be increased or decreased by as much as 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. The term "benchmark," when used for the TFS Small Cap Fund's investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%. The performance fee adjustment is calculated monthly by comparing the TFS Small Cap Fund's performance to that of the benchmark over the performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. The performance fee adjustment will be applied to the average net assets of the Fund over the performance period. The Base Fee with respect to the Fund will be increased by one basis point (0.01%) for every two basis points (0.02%) of outperformance, to a maximum fee of 2.50% per annum. However, if the Fund underperforms its benchmark the fee will be decreased one basis point (0.01%) for every two basis points (0.02%) of underperformance, to a minimum fee of 0.00% per annum. The Adviser may receive the performance fee adjustment for periods during which the Fund has negative investment performance. During the six months ended April 30, 2009, investment advisory fees were reduced $14,509 below the Base Fee pursuant to the performance fee adjustment.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs and

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

extraordinary expenses) to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to the performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's annual ordinary operating expenses could exceed the 1.75% cap. As a result of this agreement, during the six months ended April 30, 2009, the Adviser waived investment advisory fees of $167,067 with respect to the TFS Market Neutral Fund and waived all of its investment advisory fees of $159 and reimbursed $91,168 of other operating expenses with respect to the TFS Small Cap Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of April 30,
2009, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $643,944 and $446,430, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                          June 30,   June 30,   June 30,  October 31, April 30,
                            2009       2010       2011       2011       2012
                          --------   --------   --------   --------   --------
TFS Market Neutral Fund   $ 37,030   $184,445   $194,726   $ 60,676   $167,067
TFS Small Cap Fund        $ 20,360   $140,996   $142,256   $ 51,491   $ 91,327

The President of the Trust is also a Principal of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust.

In addition, a principal of Drake serves as the Trust's Chief Compliance Officer. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average gross daily assets. In addition, the Fund pays $1 per portfolio trade in excess of 1,000 portfolio trades per month. For the performance of these services, the TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

5.    BORROWING COSTS

During the six months ended April 30, 2009, the TFS Market Neutral Fund and the TFS Small Cap Fund incurred $2,792 and $284 of borrowing costs, respectively. As of April 30, 2009, the TFS Market Neutral Fund had no outstanding borrowings, while the TFS Small Cap Fund had $2,810 outstanding borrowings with UMB Bank, N.A. The average outstanding borrowings for the six months ended April 30, 2009 for the TFS Market Neutral Fund include 158 days of $0 borrowings and 87 days of $0 borrowings for the TFS Small Cap Fund. The average outstanding borrowing and average interest rate on borrowings during the six months ended April 30, 2009 were as follows:

--------------------------------------------------------------------------------
                                                          AVERAGE       AVERAGE
                                                        OUTSTANDING     INTEREST
                                                         BORROWING        RATE
--------------------------------------------------------------------------------
TFS Market Neutral Fund ...........................     $    426,662      1.20%
TFS Small Cap Fund ................................     $     41,324      1.56%
--------------------------------------------------------------------------------

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2008) and held until the end of the period (April 30, 2009).

The table below illustrates each Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

TFS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                 Account Value   Account Value    Expenses Paid
                                 Nov. 1, 2008   April 30, 2009    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $1,047.70         $  27.01
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $  998.41         $  26.36
--------------------------------------------------------------------------------

TFS SMALL CAP FUND
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                 Account Value   Account Value    Expenses Paid
                                 Nov. 1, 2008   April 30, 2009    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $1,094.30         $   2.75
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,022.17         $   2.66
--------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 5.32% and 0.53%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multipled by 181/365 (to reflect the applicable period).


OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TFS Capital Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S, Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          June 29, 2009
        -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          June 29, 2009
        -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          June 29, 2009
        -------------------------

* Print the name and title of each signing officer under his or her signature.